UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: October 31st

Date of Reporting Period: November 1, 2025 – April 30, 2026

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the Clough Hedged Equity ETF (the "ETF") for the period of November 1, 2025 to April 30, 2026. Please contact us at 1-855-393-0559 or  visit our website at www.cloughcapital.com/etfs for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

NYSE Arca, Inc.: CBLS

CLOUGH HEDGED EQUITY ETF

WHAT WERE THE ETF'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
ETF NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Hedged Equity ETF	$98	1.87%

HOW DID THE ETF PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the ETF's benchmark and a secondary benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	Clough Hedged Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index	Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Nov '20	10,000	10,000	10,000
Oct '21	13,106	12,780	11,342
Oct '22	11,702	9,626	9,910
Oct '23	9,398	10,193	10,450
Oct '24	12,668	12,662	11,955
Oct '25	14,341	14,940	13,256
Apr '26	16,055	16,318	14,008

The chart above represents historical performance of an investment of $10,000 in the ETF since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on ETF distributions or the redemption of ETF shares.

ETF STATISTICS

Table Summary
Total Net Assets	$53,169,371
# of Portfolio Holdings	74
Portfolio Turnover Rate	456%
Total Advisory Fees Paid	$308,509

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	Since Inception (Nov 12, 2020)
Clough Hedged Equity ETF NAV	18.33%	3.34%	9.05%
Bloomberg World All-Cap Equal Weight TR Index	30.99%	5.66%	9.38%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index	16.93%	4.65%	6.36%

Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.

WHAT DID THE ETF INVEST IN? (as of April 30, 2026)

SECTOR

(Expressed as % of Net Assets)

Long Exposure
Short Exposure
Communications
-2.19%
Consumer Discretionary
7.98%
-4.52%
Consumer Staples
2.67%
-10.28%
Energy
11.68%
Exchange Traded Funds
1.84%
Financials
4.08%
-7.65%
Health Care
7.88%
-4.89%
Industrials
12.90%
-1.44%
Money Market Funds
11.88%
Technology
27.84%
-11.81%
Utilities
10.29%

Table Summary
Value	Long Exposure	Short Exposure
Utilities	10.29%
Technology	27.84%	-11.81%
Money Market Funds	11.88%
Industrials	12.90%	-1.44%
Health Care	7.88%	-4.89%
Financials	4.08%	-7.65%
Exchange Traded Funds	1.84%
Energy	11.68%
Consumer Staples	2.67%	-10.28%
Consumer Discretionary	7.98%	-4.52%
Communications		-2.19%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Long Exposure
Short Exposure
Africa & Middle East
-1.31%
Asia
2.50%
North America
96.54%
-40.36%
Western Europe
-1.11%

Table Summary
Value	Long Exposure	Short Exposure
Western Europe		-1.11%
North America	96.54%	-40.36%
Asia	2.50%
Africa & Middle East		-1.31%

CLOUGH HEDGED EQUITY ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

NYSE Arca, Inc.: CBLS

1-855-393-0559

If you wish to view additional information about the ETF; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit www.cloughcapital.com/etfs.

This semi-annual shareholder report contains important information about the Clough Select Equity ETF (the "ETF") for the period of November 1, 2025 to April 30, 2026. Please contact us at 1-855-393-0559 or  visit our website at www.cloughcapital.com/etfs for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

NYSE Arca, Inc.: CBSE

CLOUGH SELECT EQUITY ETF

WHAT WERE THE ETF'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
ETF NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Select Equity ETF	$45	0.85%

HOW DID THE ETF PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the ETF's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	Clough Select Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index
Nov '20	10,000	10,000
Oct '21	14,772	12,780
Oct '22	11,973	9,626
Oct '23	10,623	10,193
Oct '24	15,869	12,662
Oct '25	20,653	14,940
Apr '26	23,875	16,318

The chart above represents historical performance of an investment of $10,000 in the ETF since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on ETF distributions or the redemption of ETF shares.

ETF STATISTICS

Table Summary
Total Net Assets	$47,866,054
# of Portfolio Holdings	38
Portfolio Turnover Rate	532%
Total Advisory Fees Paid	$168,812

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	Since Inception (Nov 12, 2020)
Clough Select Equity ETF NAV	55.88%	9.85%	17.27%
Bloomberg World All-Cap Equal Weight TR Index	30.99%	5.66%	9.38%

Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.

WHAT DID THE ETF INVEST IN? (as of April 30, 2026)

SECTOR

(Expressed as % of Net Assets)

Consumer Discretionary
9.95%
Consumer Staples
2.10%
Energy
14.99%
Exchange Traded Funds
1.82%
Financials
4.00%
Health Care
5.20%
Industrials
19.17%
Money Market Funds
1.64%
Technology
31.57%
Utilities
9.84%

Table Summary
Value	Value
Utilities	9.84%
Technology	31.57%
Money Market Funds	1.64%
Industrials	19.17%
Health Care	5.20%
Financials	4.00%
Exchange Traded Funds	1.82%
Energy	14.99%
Consumer Staples	2.10%
Consumer Discretionary	9.95%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Table Summary
Value	Value
North America	95.17%
Asia	5.11%

CLOUGH SELECT EQUITY ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

NYSE Arca, Inc.: CBSE

1-855-393-0559

If you wish to view additional information about the ETF; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit www.cloughcapital.com/etfs.

This semi-annual shareholder report contains important information about the SRH REIT Covered Call ETF for the period of November 1, 2025 to April 30, 2026.  Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhr for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

NYSE Arca, Inc.: SRHR

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH REIT Covered Call ETF	$39	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	SRH REIT Covered Call ETF	S&P 500 Total Return Index
Nov'23	10,000	10,000
Oct'24	12,642	13,658
Oct'25	12,148	16,588
Apr'26	13,265	17,588

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$50,739,059
# of Portfolio Holdings	25
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$181,623

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (November 1, 2023)
SRH REIT Covered Call ETF - NAV	11.05%	11.99%
S&P 500 Total Return Index	31.05%	25.39%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

REIT SUBSECTOR

(Expressed as % of Total Investments)

Health Care REIT
14.70%
Residential REIT
13.78%
Industrial REIT
12.70%
Specialty REIT
10.00%
Multi Asset Class REIT
8.10%
Self-storage REIT
7.43%
Office REIT
7.42%
Retail REIT
7.00%
Data Center REIT
6.67%
Hotel REIT
6.24%
Infrastructure REIT
5.20%
Cash/Cash Equivalent
0.76%

Table Summary
Value	Value
Cash/Cash Equivalent	0.76%
Infrastructure REIT	5.20%
Hotel REIT	6.24%
Data Center REIT	6.67%
Retail REIT	7.00%
Office REIT	7.42%
Self-storage REIT	7.43%
Multi Asset Class REIT	8.10%
Specialty REIT	10.00%
Industrial REIT	12.70%
Residential REIT	13.78%
Health Care REIT	14.70%

SRH REIT COVERED CALL ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

NYSE Arca, Inc.: SRHR

877-524-9155

SRHetfs@paralel.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://srhfunds.com/srhr.

This semi-annual shareholder report contains important information about the SRH U.S. Quality GARP ETF for the period of November 1, 2025 to April 30, 2026. Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhq for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

NYSE Arca, Inc.: SRHQ

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH U.S. Quality GARP ETF	$19	0.35%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	SRH U.S. Quality GARP ETF	S&P 500 Total Return Index
Oct'22	10,000	10,000
Aug'23	11,729	12,078
Oct'23	10,908	11,260
Oct'24	14,617	15,541
Oct'25	15,556	18,875
Apr'26	17,577	20,013

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$192,926,922
# of Portfolio Holdings	80
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$310,701

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (October 4, 2022)
SRH U.S. Quality GARP ETF - NAV	25.78%	17.11%
S&P 500 Total Return Index	31.05%	21.45%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Health Care 20.37%
Software & Tech Services 17.14%
Financial Services 15.20%
Industrial Services 12.81%
Consumer Discretionary Products 7.41%
Industrial Products 7.41%
Consumer Staple Products 3.48%
Materials 2.69%
Media 2.64%
Consumer Discretionary Services 2.21%
Insurance Brokers 1.37%
Utilities 1.26%
Real Estate 1.25%
Oil & Gas 1.20%
Retail & Wholesale - Staples 1.17%
Telecommunications 1.12%
Retail & Wholesale - Discretionary 1.11%
Cash/Cash Equivalent 0.16%

Table Summary
Value	Value
Cash/Cash Equivalent	0.16%
Retail & Wholesale - Discretionary	1.11%
Telecommunications	1.12%
Retail & Wholesale - Staples	1.17%
Oil & Gas	1.20%
Real Estate	1.25%
Utilities	1.26%
Insurance Brokers	1.37%
Consumer Discretionary Services	2.21%
Media	2.64%
Materials	2.69%
Consumer Staple Products	3.48%
Industrial Products	7.41%
Consumer Discretionary Products	7.41%
Industrial Services	12.81%
Financial Services	15.20%
Software & Tech Services	17.14%
Health Care	20.37%

SRH U.S. QUALITY GARP ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

NYSE Arca, Inc.: SRHQ

877-524-9155

SRHETFs@paralel.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://srhfunds.com/srhq.

This semi-annual shareholder report contains important information about the Polen International Dividend Income ETF (formerly known as The Opal International Dividend Income ETF) (the "Fund") for the period of November 1, 2025 to April 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/idvz for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: IDVZ

POLEN INTERNATIONAL DIVIDEND INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Polen International Dividend Income ETF	$40	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	Polen International Dividend Income ETF	MSCI ACWI ex USA High Dividend Yield Index	S&P 500 Total Return Index
Dec'24	10000	10000	10000
Apr'25	11292	11388	9264
Apr'26	14520	14141	12141

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$155,059,881
# of Portfolio Holdings	41
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$496,940

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 26, 2024)
Polen International Dividend Income ETF - NAV	28.50%	31.94%
MSCI ACWI ex USA High Dividend Yield Index	24.17%	29.44%
S&P 500 Total Return Index	31.05%	15.55%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/idvz for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Consumer Staple Products
16.31%
Telecommunications
13.27%
Banking
13.03%
Health Care
10.53%
Oil & Gas
9.86%
Tech Hardware & Semiconductors
8.70%
Utilities
6.42%
Retail & Wholesale - Discretionary
3.97%
Insurance
3.76%
Retail & Wholesale - Staples
3.26%
Materials
2.99%
Media
2.93%
Industrial Services
2.27%
Financial Services
1.66%
Money Market Funds
1.04%

Table Summary
Value	Value
Money Market Funds	1.04%
Financial Services	1.66%
Industrial Services	2.27%
Media	2.93%
Materials	2.99%
Retail & Wholesale - Staples	3.26%
Insurance	3.76%
Retail & Wholesale - Discretionary	3.97%
Utilities	6.42%
Tech Hardware & Semiconductors	8.70%
Oil & Gas	9.86%
Health Care	10.53%
Banking	13.03%
Telecommunications	13.27%
Consumer Staple Products	16.31%

COUNTRY

(Expressed as % of Total Investments)

United Kingdom
20.40%
France
13.72%
Mexico
11.12%
Netherlands
8.82%
Brazil
8.69%
Switzerland
7.92%
Italy
7.08%
Finland
3.29%
Australia
2.99%
Taiwan
2.94%
Philippines
2.64%
China
2.00%
Japan
1.80%
Cayman Islands
1.58%
Indonesia
1.40%
India
1.38%
Spain
1.19%
United States
1.04%

Table Summary
Value	Value
United States	1.04%
Spain	1.19%
India	1.38%
Indonesia	1.40%
Cayman Islands	1.58%
Japan	1.80%
China	2.00%
Philippines	2.64%
Taiwan	2.94%
Australia	2.99%
Finland	3.29%
Italy	7.08%
Switzerland	7.92%
Brazil	8.69%
Netherlands	8.82%
Mexico	11.12%
France	13.72%
United Kingdom	20.40%

POLEN INTERNATIONAL DIVIDEND INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: IDVZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/idvz.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective February 8, 2026, the name of the Fund was changed from The Opal International Dividend Income ETF to Polen International Dividend Income ETF.

This semi-annual shareholder report contains important information about the TrueShares ConVequity ETF (formerly known as TrueShares ConVex Protect Equity ETF) (the "Fund") for the period of November 1, 2025 to April 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/pvex/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: PVEX

TRUESHARES CONVEQUITY ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares ConVequity ETF	$40	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares ConVequity ETF - NAV	S&P 500® Total Return Index
Jun'25	10000	10000
Apr'26	11862	11794

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$54,464,196
# of Portfolio Holdings	54
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$141,437

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (June 27, 2025)
TrueShares ConVequity ETF - NAV	18.62%
S&P 500 Total Return Index	17.94%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/pvex/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
41.35%
Exchange-Traded Funds
37.67%
Special Purpose Acquisition Companies (SPACS)
10.80%
Flex Options
8.78%
Money Market Funds
1.40%

Table Summary
Value	Value
Money Market Funds	1.40%
Flex Options	8.78%
Special Purpose Acquisition Companies (SPACS)	10.80%
Exchange-Traded Funds	37.67%
U.S. Treasury Obligations	41.35%

COUNTRY

(Expressed as % of Total Investments)

United States
89.20%
Cayman Islands
10.09%
British Virgin Islands
0.71%

Table Summary
Value	Value
British Virgin Islands	0.71%
Cayman Islands	10.09%
United States	89.20%

TRUESHARES CONVEQUITY ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: PVEX

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/pvex/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective February 27, 2026, the name of the Fund was changed from TrueShares Convex Protect ETF to TrueShares Convequity ETF.

This semi-annual shareholder report contains important information about the TrueShares Equity Hedge ETF (the "Fund") for the period of January 28, 2026 (commencement of operations) to April 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/oneh/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: ONEH

TRUESHARES EQUITY HEDGE ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Equity Hedge ETF	$20	0.79%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of January 28, 2026 (commencement of operations) to April 30, 2026. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Equity Hedge ETF - NAV	S&P 500® Total Return Index
Jan'26	10000	10000
Apr'26	9792	10362

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$13,706,946
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,903

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (January 28, 2026)
TrueShares Equity Hedge ETF - NAV	-2.08%
S&P 500 Total Return Index	3.62%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/oneh for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
99.97%
Money Market Funds
0.03%

Table Summary
Value	Value
Money Market Funds	0.03%
U.S. Treasury Obligations	99.97%

TRUESHARES EQUITY HEDGE ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: ONEH

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/oneh/.

This semi-annual shareholder report contains important information about the TrueShares Quarterly Bear Hedge ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.  Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/qber for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: QBER

TRUESHARES QUARTERLY BEAR HEDGE ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bear Hedge ETF	$39	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Quarterly Bear Hedge ETF - NAV	S&P 500® Total Return Index
Jun'24	10000	10000
Apr'25	10059	10310
Apr'26	9970	13512

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$65,953,443
# of Portfolio Holdings	19
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$624,421

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (June 28, 2024)
TrueShares Quarterly Bear Hedge ETF - NAV	-0.88%	-0.16%
S&P 500 Total Return Index	31.05%	17.79%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/qber for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
99.61%
Flex Options
0.30%
Money Market Funds
0.09%

Table Summary
Value	Value
Money Market Funds	0.09%
Flex Options	0.30%
U.S. Treasury Obligations	99.61%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the six months ended April 30, 2026. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust approved the continuance of the Advisor prior to the close of the change in control. Subsequent to the period-end, effective May 29, 2026, the interim advisory agreement entered into by and between Elevation Series Trust on behalf of the Fund and the Advisor expired before the shareholders of the Fund approved a new advisory agreement. In order to protect the interests of the shareholders and support the continued orderly operation of the Fund, the Adviser entered into an agreement with the Trust, on behalf of the Fund, pursuant to which the Advisor agreed to continue managing the assets of the Fund for no compensation until the shareholders approved the new advisory agreement. On June 17, 2026, the Fund’s shareholders approved the new advisory agreement.

TRUESHARES QUARTERLY BEAR HEDGE ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: QBER

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/qber.

This semi-annual shareholder report contains important information about the TrueShares Quarterly Bull Hedge ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/qbul for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: QBUL

TRUESHARES QUARTERLY BULL HEDGE ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bull Hedge ETF	$39	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Quarterly Bull Hedge ETF - NAV	S&P 500® Total Return Index
Jun'24	10000	10000
Apr'25	10120	10310
Apr'26	10667	13512

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$23,064,098
# of Portfolio Holdings	29
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$49,491

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (June 28, 2024)
TrueShares Quarterly Bull Hedge ETF - NAV	5.34%	3.52%
S&P 500 Total Return Index	31.05%	17.79%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/qbul for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
97.55%
Flex Options
2.02%
Money Market Funds
0.43%

Table Summary
Value	Value
Money Market Funds	0.43%
Flex Options	2.02%
U.S. Treasury Obligations	97.55%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the six months ended April 30, 2026. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust approved the continuance of the Advisor prior to the close of the change in control, and the shareholders of the Fund approved the new advisory agreement on April 24, 2026.

TRUESHARES QUARTERLY BULL HEDGE ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: QBUL

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/qbul.

This semi-annual shareholder report contains important information about the TrueShares S&P Autocallable Defensive Income ETF (the "Fund") for the period of December 29, 2025 (commencement of operations) to April 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/paym/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: PAYM

TRUESHARES S&P AUTOCALLABLE DEFENSIVE INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares S&P Autocallable Defensive Income ETF	$26	0.74%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of December 29, 2025 (commencement of operations) to April 30, 2026. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares S&P Autocallable Defensive Income ETF - NAV	S&P 500® Total Return Index	US Large Cap Moderate Income Autocallable Index
Dec'25	10000	10000	10000
Apr'26	10441	10479	10518

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$100,999,666
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$152,977

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (December 29, 2025)
TrueShares S&P Autocallable Defensive Income ETF - NAV	4.41%
S&P 500 Total Return Index	4.79%
US Large Cap Moderate Income Autocallable Index	5.18%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/paym for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
99.01%
Money Market Funds
0.99%

Table Summary
Value	Value
Money Market Funds	0.99%
U.S. Treasury Obligations	99.01%

TRUESHARES S&P AUTOCALLABLE DEFENSIVE INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: PAYM

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/paym/.

This semi-annual shareholder report contains important information about the TrueShares S&P Autocallable High Income ETF (the "Fund") for the period of December 29, 2025 (commencement of operations) to April 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/payh/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: PAYH

TRUESHARES S&P AUTOCALLABLE HIGH INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares S&P Autocallable High Income ETF	$26	0.74%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of December 29, 2025 (commencement of operations) to April 30, 2026. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares S&P Autocallable High Income ETF - NAV	S&P 500® Total Return Index	US Large Cap High Income Autocallable Index
Dec'25	10000	10000	10000
Apr'26	10609	10479	10663

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$30,196,701
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$26,312

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (December 29, 2025)
TrueShares S&P Autocallable High Income ETF - NAV	6.09%
S&P 500 Total Return Index	4.79%
US Large Cap High Income Autocallable Index	6.63%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/payh for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
98.06%
Money Market Funds
1.94%

Table Summary
Value	Value
Money Market Funds	1.94%
U.S. Treasury Obligations	98.06%

TRUESHARES S&P AUTOCALLABLE HIGH INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: PAYH

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/payh/.

This semi-annual shareholder report contains important information about the TrueShares Seasonality Laddered Buffered ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/onez/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: ONEZ

TRUESHARES SEASONALITY LADDERED BUFFERED ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Seasonality Laddered Buffered ETF	$10	0.19%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Seasonality Laddered Buffered ETF - NAV	S&P 500® Total Return Index
Jan'25	10000	10000
Apr'25	9407	9159
Apr'26	11150	12003

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$232,538,095
# of Portfolio Holdings	15
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$120,347

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (January 24, 2025)
TrueShares Seasonality Laddered Buffered ETF - NAV	18.54%	9.00%
S&P 500 Total Return Index	31.05%	15.55%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/onez/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Exchange-Traded Funds
99.99%
Money Market Funds
0.01%

Table Summary
Value	Value
Money Market Funds	0.01%
Exchange-Traded Funds	99.99%

TRUESHARES SEASONALITY LADDERED BUFFERED ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2026

Cboe BZX Exchange, Inc.: ONEZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/onez/.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

SRH Funds

SRH REIT Covered Call ETF (NYSE Arca, Inc.: SRHR)

SRH U.S. Quality GARP ETF (NYSE Arca, Inc.: SRHQ)

Semi-Annual Financial Statements

April 30, 2026

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.22%
Data Center REIT - 6.73%
Digital Realty Trust, Inc.(a)	17,000	$3,415,980

Health Care REIT - 14.85%
Alexandria Real Estate Equities, Inc.	35,000	1,417,850
Healthpeak Properties, Inc.	114,763	1,855,718
Ventas, Inc.(a)	48,500	4,261,210
		7,534,778

Hotel REIT - 6.30%
Apple Hospitality REIT, Inc.	75,000	1,010,250
Host Hotels & Resorts, Inc.	103,525	2,187,483
		3,197,733

Industrial REIT - 12.83%
Eastgroup Properties, Inc.	7,395	1,487,874
First Industrial Realty Trust, Inc.	37,000	2,294,370
Lineage, Inc.(a)	35,000	1,290,800
Rexford Industrial Realty, Inc.(a)	40,000	1,435,600
		6,508,644

Infrastructure REIT - 5.25%
Crown Castle, Inc.(a)	30,000	2,663,400

Multi Asset Class REIT - 8.18%
Global Net Lease, Inc.	295,500	2,824,980
Safehold, Inc.	82,800	1,326,456
		4,151,436

Office REIT - 7.49%
Cousins Properties, Inc.	72,500	1,856,725
Highwoods Properties, Inc.(a)	80,000	1,944,800
		3,801,525

Residential REIT - 13.92%
Invitation Homes, Inc.	65,628	1,888,118
Mid-America Apartment Communities,
Inc.(a)	8,000	1,033,440
NexPoint Residential Trust, Inc.	72,082	2,082,449
Sun Communities, Inc.(a)	16,094	2,057,457
		7,061,464

Retail REIT - 7.07%
Brixmor Property Group Inc.	64,200	1,931,778
Curbline Properties Corp.	60,000	1,656,000
		3,587,778
	Shares	Value
Self-storage REIT - 7.50%
Extra Space Storage, Inc.(a)	12,270	$1,758,659
Smartstop Self Storage REIT, Inc.	65,000	2,046,200
		3,804,859

Specialty REIT - 10.10%
Lamar Advertising Co., Class A	37,168	5,123,236

TOTAL COMMON STOCKS
(Cost $46,700,037)		50,850,833

MONEY MARKET FUNDS - 0.77%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 3.59%(b)	391,360	391,360

TOTAL MONEY MARKET FUNDS
(Cost $391,360)		391,360

TOTAL INVESTMENTS - 100.99%
(Cost $47,091,397)		$51,242,193

Liabilities in Excess of Other Assets - (0.99%)		(503,134)

NET ASSETS - 100.00%		$50,739,059

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amount of $19,810,630 as of April 30, 2026.

(b)	Rate disclosed is 7-Day Yield as of April 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

3

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Crown Castle, Inc.	6/19/2026	$90.00	(300)	$47,093	$(2,663,400)	$(92,700)
Digital Realty Trust, Inc.	5/15/2026	190.00	(170)	64,086	(3,415,980)	(171,700)
Extra Space Storage, Inc.	6/19/2026	165.00	(120)	29,817	(1,719,960)	(4,500)
Highwoods Properties, Inc.	8/21/2026	25.00	(800)	69,580	(1,944,800)	(68,000)
Lineage, Inc.	7/17/2026	40.00	(350)	62,801	(1,290,800)	(63,000)
Mid-America Apartment Communities, Inc.	9/18/2026	140.00	(80)	22,958	(1,033,440)	(26,400)
Rexford Industrial Realty, Inc.	7/17/2026	40.00	(400)	32,390	(1,435,600)	(19,000)
Sun Communities, Inc.	6/19/2026	140.00	(160)	47,756	(2,045,440)	(9,200)
Ventas, Inc.	5/15/2026	90.00	(485)	48,006	(4,261,210)	(33,950)
				$424,487	$(19,810,630)	$(488,450)

See Notes to Financial Statements.

4

SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.87%
Consumer Discretionary Products - 7.41%
BorgWarner, Inc.	42,615	$2,427,777
Ford Motor Co.	200,240	2,418,899
Gentex Corp.	105,738	2,443,605
Kontoor Brands, Inc.	32,874	2,411,637
NVR, Inc.(a)	351	2,216,870
Tapestry, Inc.	16,388	2,376,915
		14,295,703

Consumer Discretionary Services - 2.22%
Bright Horizons Family Solutions, Inc.(a)	28,085	2,277,974
Laureate Education, Inc.(a)	66,358	1,997,044
		4,275,018

Consumer Staple Products - 3.48%
Coca-Cola Consolidated, Inc.	12,047	2,470,478
Hershey Co.	11,118	2,065,057
Marzetti Co.	16,745	2,181,539
		6,717,074

Financial Services - 15.20%
Ameriprise Financial, Inc.	5,204	2,470,807
Broadridge Financial Solutions, Inc.	14,218	2,189,288
Cboe Global Markets, Inc.	8,219	2,466,440
Corpay, Inc.(a)	7,939	2,433,065
Credit Acceptance Corp.(a)	5,455	2,754,284
Euronet Worldwide, Inc.(a)	34,804	2,519,114
FactSet Research Systems, Inc.	10,624	2,417,810
Global Payments, Inc.	34,357	2,472,330
Jack Henry & Associates, Inc.	14,638	2,250,592
MarketAxess Holdings, Inc.	14,039	2,206,790
PayPal Holdings, Inc.	51,070	2,560,650
Synchrony Financial	33,967	2,588,285
		29,329,455

Health Care - 20.38%
Amgen, Inc.	6,565	2,273,131
Amneal Pharmaceuticals, Inc.(a)	185,831	2,391,645
BioMarin Pharmaceutical, Inc.(a)	40,919	2,205,943
Bristol-Myers Squibb Co.	38,091	2,307,934
Cardinal Health, Inc.	10,932	2,108,564
Cencora, Inc.	7,354	2,265,106
Centene Corp.(a)	70,588	3,789,870
Elevance Health, Inc.	7,891	2,970,330
HCA Healthcare, Inc.	4,883	2,121,419
HealthEquity, Inc.(a)	27,661	2,269,032
Humana, Inc.	13,322	3,149,854
McKesson Corp.	2,670	2,176,584
Option Care Health, Inc.(a)	85,835	1,745,026
ResMed, Inc.	10,293	2,200,746
UnitedHealth Group, Inc.	8,536	3,162,417
Universal Health Services, Inc., Class B	12,903	2,171,188
		39,308,789
	Shares	Value
Industrial Products - 7.41%
Allison Transmission Holdings, Inc.	19,714	$2,648,576
Mueller Water Products, Inc., Class A	84,083	2,345,075
Oshkosh Corp.	15,694	2,452,972
RTX Corp.	11,982	2,109,671
The Toro Co.	24,721	2,352,698
Watts Water Technologies, Inc.	7,958	2,388,673
		14,297,665

Industrial Services - 12.81%
Applied Industrial Technologies, Inc.	8,707	2,662,165
Arcosa, Inc.	21,763	2,752,367
Brink’s Co.	22,283	2,378,710
EMCOR Group, Inc.	3,129	2,790,035
Frontdoor, Inc.(a)	43,744	3,002,151
FTI Consulting, Inc.(a)	13,068	2,343,092
Insperity, Inc.	85,424	3,038,532
Resideo Technologies, Inc.(a)	68,421	2,830,577
Sterling Infrastructure, Inc.(a)	5,672	2,924,597
		24,722,226

Insurance Brokers - 1.37%
Granite Construction, Inc.	19,268	2,641,065

Materials - 2.69%
Eagle Materials, Inc.	12,193	2,561,871
Owens Corning	21,345	2,632,693
		5,194,564

Media - 2.64%
GoDaddy, Inc., Class A(a)	27,941	2,424,999
Nexstar Media Group, Inc.	12,792	2,662,527
		5,087,526

Oil & Gas - 1.20%
Hess Midstream LP, Class A	59,361	2,321,015

Real Estate - 1.25%
Jones Lang LaSalle, Inc.(a)	7,603	2,418,742

Retail & Wholesale - Discretionary - 1.12%
Abercrombie & Fitch Co.(a)	25,310	2,160,209

Retail & Wholesale - Staples - 1.17%
Dollar General Corp.	19,454	2,254,330

See Notes to Financial Statements.

5

SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 17.14%
Automatic Data Processing, Inc.	11,374	$2,410,606
Booz Allen Hamilton Holding Co., Class A	29,603	2,302,225
Box, Inc., Class A(a)	97,711	2,364,606
Commvault Systems, Inc.(a)	29,664	2,933,176
Dropbox, Inc., Class A(a)	101,668	2,469,516
Fiserv, Inc.(a)	41,408	2,594,211
Gartner, Inc.(a)	14,619	2,170,775
Gen Digital, Inc.	122,671	2,366,324
Leidos Holdings, Inc.	14,853	2,216,365
Nutanix, Inc.(a)	60,770	2,484,885
Pegasystems, Inc.	54,274	1,983,715
Qualys, Inc.(a)	26,294	2,285,737
Roper Technologies, Inc.	6,531	2,317,264
Workday, Inc., Class A(a)	17,792	2,177,741
		33,077,146

Telecommunications - 1.12%
T-Mobile US, Inc.	11,003	2,151,087

Utilities - 1.26%
Vistra Corp.	15,366	2,425,369

TOTAL COMMON STOCKS
(Cost $184,715,811)		192,676,983

MONEY MARKET FUNDS - 0.16%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 3.59%(b)	301,365	301,365

TOTAL MONEY MARKET FUNDS
(Cost $301,365)		301,365

TOTAL INVESTMENTS - 100.03%
(Cost $185,017,176)		$192,978,348

Liabilities in Excess of Other Assets - (0.03%)		(51,426)

NET ASSETS - 100.00%		$192,926,922

(a)	Non-income producing security.

(b)	Rate disclosed is 7-Day Yield as of April 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

6

SRH Funds

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

	SRH REIT	SRH U.S. Quality
	Covered Call ETF	GARP ETF
ASSETS:
Investments, at value	$51,242,193	$192,978,348
Dividends receivable	15,684	3,460
Total Assets	51,257,877	192,981,808
LIABILITIES:
Written options, at value	488,450	—
Payable to Investment Advisor	30,368	54,886
Total Liabilities	518,818	54,886
NET ASSETS	$50,739,059	$192,926,922

NET ASSETS CONSIST OF
Paid in capital	$47,195,971	$150,452,591
Total distributable earnings	3,543,088	42,474,331
NET ASSETS	$50,739,059	$192,926,922

INVESTMENTS, AT COST	$47,091,397	$185,017,176
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$(424,487)	$–

Net asset value:
Net assets	$50,739,059	$192,926,922
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	900,000	4,404,000
Net asset value, price per share	$56.38	$43.81

See Notes to Financial Statements.

7

SRH Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

	SRH REIT	SRH U.S. Quality
	Covered Call ETF	GARP ETF
INVESTMENT INCOME:
Dividends	$1,225,641	$936,936
Total Investment Income	1,225,641	936,936
EXPENSES:
Investment advisory fees	181,623	310,701
Total Expenses	181,623	310,701
NET INVESTMENT INCOME	1,044,018	626,235
Net realized gain/(loss) on:
Investments	(503,264)	(5,589,764)
Written options	530,065	–
Investments sold in-kind	365,885	51,299,283
Total Net Realized Gain	392,686	45,709,519
Net change in unrealized appreciation/depreciation on:
Investments	3,156,739	(22,611,404)
Written options	(273,571)	–
Total Net Change in Unrealized Appreciation/Depreciation	2,883,168	(22,611,404)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,275,854	23,098,115
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,319,872	$23,724,350

See Notes to Financial Statements.

8

SRH REIT Covered Call ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$1,044,018	$1,452,448
Net realized gain	392,686	777,307
Net change in unrealized appreciation/depreciation	2,883,168	(4,322,686)
Net increase/(decrease) in net assets resulting from operations	4,319,872	(2,092,931)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,601,676)	(2,577,715)
Return of Capital	-	(767,162)
Net decrease in net assets from distributions	(1,601,676)	(3,344,877)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	4,003,120	8,654,775
Shares redeemed	(3,993,068)	(8,622,740)
Net increase in net assets derived from share transactions	10,052	32,035
Net increase/decrease in net assets	2,728,248	(5,405,773)
NET ASSETS
Beginning of period	48,010,811	53,416,584
End of period	$50,739,059	$48,010,811

See Notes to Financial Statements.

9

SRH U.S. Quality GARP ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$626,235	$1,253,995
Net realized gain	45,709,519	6,973,355
Net change in unrealized appreciation/depreciation	(22,611,404)	1,417,512
Net increase in net assets resulting from operations	23,724,350	9,644,862
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(716,398)	(1,196,214)
Net decrease in net assets from distributions	(716,398)	(1,196,214)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	97,418,475	69,472,733
Shares redeemed	(98,946,900)	(54,018,010)
Net increase/(decrease) in net assets derived from share transactions	(1,528,425)	15,454,723
Net increase in net assets	21,479,527	23,903,371
NET ASSETS
Beginning of period	171,447,395	147,544,024
End of period	$192,926,922	$171,447,395

See Notes to Financial Statements.

10

SRH REIT Covered Call ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Period November 1, 2023 (Commencement of Operations) through October 31, 2024(a)
Net Asset Value - Beginning of Period	$53.35		$59.35	$50.23
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.16		1.61	1.50
Net realized and unrealized gain/(loss) on investments	3.65		(3.89)	11.52
Total from Investment Operations	4.81		(2.28)	13.02

DISTRIBUTIONS:
From net investment income	(1.78)		(2.87)	(3.51)
From tax return of capital	–		(0.85)	(0.39)
Total Distributions	(1.78)		(3.72)	(3.90)

Net Increase/(Decrease) in net asset value	3.03		(6.00)	9.12
Net Asset Value - End of Period	$56.38		$53.35	$59.35
TOTAL RETURN(c)	9.19%		(3.91%)	26.42%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$50,739		$48,011	$53,417
Ratio of net operating expenses to average net assets	0.75	%(d)	0.75%	0.75	%(d)
Ratio of net investment income to average net assets	4.31	%(d)	2.88%	2.61	%(d)
Portfolio turnover rate(e)(f)	10%		38%	44%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on November 1, 2023 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

11

SRH U.S. Quality GARP ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)		For the Period October 4, 2022 (Commencement of Operations) through August 31, 2023(b)
Net Asset Value - Beginning of Period	$38.93		$36.85	$27.71	$29.87		$25.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.14		0.29	0.25	0.05		0.25
Net realized and unrealized gain/(loss) on investments	4.90		2.06	9.15	(2.14)		4.17
Total from Investment Operations	5.04		2.35	9.40	(2.09)		4.42
DISTRIBUTIONS:
From net investment income	(0.16)		(0.27)	(0.26)	(0.07)		(0.21)
Total Distributions	(0.16)		(0.27)	(0.26)	(0.07)		(0.21)
Net Increase/(Decrease) in net asset value	4.88		2.08	9.14	(2.16)		4.21
Net Asset Value - End of Period	$43.81		$38.93	$36.85	$27.71		$29.87
TOTAL RETURN(d)	12.95%		6.42%	34.00%	(7.00%)		17.29%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$192,927		$171,447	$147,544	$110,960		$119,598
Ratio of net operating expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35	%(e)	0.35	%(e)
Ratio of net investment income to average net assets	0.70	%(e)	0.76%	0.74%	1.01	%(e)	0.98	%(e)
Portfolio turnover rate(f)(g)	62%		35%	40%	0%		41%

(a)	Effective September 1, 2023, the Board approved changing the fiscal year-end of the Fund from August 31 to October 31.

(b)	The net asset value at the beginning of the period represents the initial shares outstanding on October 4, 2022 (Commencement of Operations).

(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Excludes the impact of in-kind transactions.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

12

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF (each a “Fund” and collectively the “Funds”). SRH REIT Covered Call ETF’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023 and is a non-diversified, open-end management investment company registered under the 1940 Act. SRH U.S. Quality GARP ETF’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality GARP Index (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, SRH Advisors, LLC (“SRH”), has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022 and is a diversified, open-end management investment company registered under the 1940 Act.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Funds’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s Portfolio Manager acts as the Funds’ CODM. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standard Update 2013-08.

During the period ended April 30, 2026, the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”).The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the period.

Portfolio Valuation: The NAV of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the Funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

13

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of April 30, 2026:

SRH REIT Covered Call ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$50,850,833	$–	$–	$50,850,833
Money Market Funds	391,360	–	–	391,360
Total	$51,242,193	$–	$–	$51,242,193
Other Financial Instruments(b)
Written Options	$(488,450)	$–	$–	$(488,450)
Total	$(488,450)	$–	$–	$(488,450)

SRH U.S. Quality GARP ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$192,676,983	$–	$–	$192,676,983
Money Market Funds	301,365	–	–	301,365
Total	$192,978,348	$–	$–	$192,978,348

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Funds. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

REITs: The SRH REIT Covered Call ETF may invest in REITs and is subject to certain risks associated with those investments. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. Real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year, and the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to Shareholders: Dividends from net investment income of the Funds, if any, are declared and paid monthly for SRH REIT Covered Call ETF and quarterly for SRH U.S. Quality GARP ETF, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

14

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

As of and during the six months ended April 30, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of April 30, 2026, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of SRH REIT Covered Call ETF’s investment strategy, the Fund may invest to a lesser extent in derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write U.S. exchange-traded covered call options on REITs held by the Fund. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

As of April 30, 2026, the effects of derivative instruments on the Statement of Assets and Liabilities were as follows:

	Liability Derivatives Statement
	of Assets and Liabilities
	Location
	Location	Value
SRH REIT Covered Call ETF
Equity Options (Written Options)	Written Options, at value	$488,450
Total		$488,450

For the six months ending April 30, 2026, the effects of derivative instruments on the Statement of Operations were as follows:

			Change in
			Unrealized
		Realized Gain/	Appreciation/
		(Loss) on	Depreciation on
Risk Exposure	Statement of Operations Location	Derivatives	Derivatives
SRH REIT Covered Call ETF
Equity Options (Written Options)	Net realized gain/(loss) on written options/
	Net change in unrealized appreciation/
	depreciation on written options	$530,065	$(273,571)
Total		$530,065	$(273,571)

The average monthly notional value of written option contracts for the Fund was $18,952,038 during the six months ending April 30, 2026.

15

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Funds pay the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.75% for the SRH REIT Covered Call ETF and 0.35% for the SRH U.S. Quality GARP ETF of the respective Funds’ average daily net assets. Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

SRH has served as the primary sub-adviser to SRH REIT Covered Call ETF since inception. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and SRH, SRH is responsible for the day-to-day management of the Fund’s portfolio and determining the portfolio securities to be bought and sold.

Vident Asset Management (“Vident”) has served as the trading sub-adviser to SRH REIT Covered Call ETF since inception and has served as the sub-adviser to SRH U.S. Quality GARP ETF since July 14, 2023. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and Vident, Vident is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of SRH U.S. Quality GARP ETF’s Index.

Paralel Technologies LLC (the “Administrator”), the parent company of the Adviser and the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

The Distributor, a wholly owned subsidiary of the Administrator and affiliate of the Adviser, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Adviser, Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee for each Fund.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
SRH REIT Covered Call ETF	$4,831,975	$6,620,227
SRH U.S. Quality GARP ETF	111,272,907	112,202,744

For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SRH REIT Covered Call ETF	$3,977,575	$2,263,460
SRH U.S. Quality GARP ETF	97,307,316	98,080,508

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 25,000 and 50,000 Shares for SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF, respectively with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Funds may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

16

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

Beneficial Interest transactions were as follows:

	For the Period Ended	For the Year Ended
	April 30, 2026	October 31, 2025
SRH REIT Covered Call ETF
Shares sold	75,000	150,000
Shares redeemed	(75,000)	(150,000)
Net increase in shares outstanding	–	–

	For the Period Ended	For the Year Ended
	April 30, 2026	October 31, 2025
SRH U.S. Quality GARP ETF
Shares sold	2,250,000	2,000,000
Shares redeemed	(2,250,000)	(1,600,000)
Net increase in shares outstanding	–	400,000

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026.

The character of distributions paid on a tax basis during the year ended October 31, 2025 was as follows:

	Ordinary	Tax Return of
Fund	Income	Capital
SRH REIT Covered Call ETF	$2,577,715	$767,162
SRH U.S. Quality GARP ETF	1,196,214	–

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at April 30, 2026 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of written call options	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
SRH REIT Covered Call ETF	$7,278,480	$(3,445,225)	$–	$3,833,255	$47,408,938
SRH U.S. Quality GARP ETF	20,003,083	(12,044,638)	–	7,958,445	185,019,903

(a)	Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of April 30, 2026.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust and/or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

On May 22, 2026, the SRH REIT Covered Call ETF paid a distribution of $0.34052 per share to shareholders of record on May 21, 2026.

17

SRH Funds

ADDITIONAL INFORMATION

April 30, 2026 (Unaudited)

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free 877-524-9155. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at www.sec.gov; (ii) by calling toll-free 877-524-9155; or (iii) the Funds’ website at www.srhfunds.com.

18

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF.

TrueShares ETFs

Polen International Dividend Income ETF* (Cboe BZX Exchange, Inc.: IDVZ)

TrueShares ConVequity ETF** (Cboe BZX Exchange, Inc.: PVEX)

TrueShares Equity Hedge ETF (Cboe BZX Exchange, Inc.: ONEH)

TrueShares Quarterly Bear Hedge ETF (Cboe BZX Exchange, Inc.: QBER)

TrueShares Quarterly Bull Hedge ETF (Cboe BZX Exchange, Inc.: QBUL)

TrueShares S&P Autocallable Defensive Income ETF (Cboe BZX Exchange, Inc.: PAYM)

TrueShares S&P Autocallable High Income ETF (Cboe BZX Exchange, Inc.: PAYH)

TrueShares Seasonality Laddered Buffered ETF (Cboe BZX Exchange, Inc.: ONEZ)

Semi-Annual Financial Statements

April 30, 2026

*Effective February 8, 2026, the name of the Fund was changed from The Opal International Dividend Income ETF to Polen International Dividend Income ETF.

**Effective February 27, 2026, the name of the Fund was changed from TrueShares ConVex Protect ETF to TrueShares ConVequity ETF.

Polen International Dividend Income ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.59%
Banking - 12.98%
Bank Rakyat Indonesia Persero Tbk PT - ADR	249,619	$2,166,693
BNP Paribas SA - Sponsored ADR	73,605	3,863,526
China Construction Bank Corp. - ADR	136,522	3,082,667
HSBC Holdings PLC - Sponsored ADR	41,861	3,845,352
ICICI Bank Ltd. - Sponsored ADR	80,201	2,132,545
Intesa Sanpaolo SpA - Sponsored ADR	123,305	5,030,844
		20,121,627

Consumer Staple Products - 16.26%
British American Tobacco PLC - Sponsored ADR	79,275	4,661,370
Coca-Cola Femsa SAB de CV - Sponsored ADR	32,150	3,265,797
Imperial Brands PLC - Sponsored ADR	99,046	3,770,681
Kimberly-Clark de Mexico SAB de CV - Sponsored ADR	298,373	3,383,550
Nestle SA - Sponsored ADR	34,207	3,471,326
Reckitt Benckiser Group PLC	325,857	4,174,228
Unilever PLC - Sponsored ADR	42,014	2,477,986
		25,204,938

Financial Services - 1.66%
UBS Group AG	58,662	2,575,262

Health Care - 10.49%
GSK PLC - Sponsored ADR	94,841	4,961,133
Novartis AG - Sponsored ADR	11,150	1,648,528
Roche Holding AG - Sponsored ADR	89,283	4,542,719
Sanofi SA - ADR	109,633	5,106,705
		16,259,085

Industrial Services - 2.26%
Grupo Aeroportuario del Centro Norte
SAB de CV - Sponsored ADR	15,102	1,600,963
International Container Terminal Services, Inc.	165,134	1,907,200
		3,508,163

Insurance - 3.75%
BB Seguridade Participacoes SA - Sponsored ADR	441,844	3,035,468
Tokio Marine Holdings, Inc. - Sponsored ADR	60,656	2,778,045
		5,813,513

Materials - 2.98%
Rio Tinto PLC - Sponsored ADR	45,938	4,615,850
	Shares	Value
COMMON STOCKS - 98.59% (continued)
Media - 2.92%
Universal Music Group NV - ADR	430,031	$4,528,226

Oil & Gas - 9.81%
BP PLC - Sponsored ADR	83,001	3,932,587
Petroleo Brasileiro SA - Sponsored ADR	279,492	6,157,209
TotalEnergies SE	55,415	5,137,525
		15,227,321

Retail & Wholesale - Discretionary - 3.95%
Bunzl PLC - Sponsored ADR	223,588	3,689,202
JD.com, Inc. - ADR	80,331	2,435,636
		6,124,838

Retail & Wholesale - Staples - 3.25%
Wal-Mart de Mexico SAB de CV - Sponsored ADR	159,745	5,036,760

Tech Hardware & Semiconductors - 8.66%
ASML Holding NV - Sponsored ADR	2,656	3,821,957
Nokia Oyj - Sponsored ADR	393,388	5,078,639
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	11,455	4,536,867
		13,437,463

Telecommunications - 13.22%
America Movil SAB de CV	146,336	3,892,537
Koninklijke KPN NV - Sponsored ADR	995,500	5,281,128
Orange SA - Sponsored ADR	337,971	7,083,872
Telefonica Brasil SA - ADR	266,847	4,234,862
		20,492,399

Utilities - 6.40%
Enel SpA - ADR	507,909	5,900,887
Iberdrola SA - Sponsored ADR	19,624	1,842,890
Manila Electric Co.	204,991	2,174,122
		9,917,899
TOTAL COMMON STOCKS
(Cost $126,041,813)		152,863,344

See Notes to Financial Statements.

Polen International Dividend Income ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 1.03%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(a)	1,603,093	$1,603,093

TOTAL MONEY MARKET FUNDS
(Cost $1,603,093)		1,603,093

TOTAL INVESTMENTS - 99.62%
(Cost $127,644,906)		$154,466,437

Other Assets in Excess of Liabilities - 0.38%		593,444

NET ASSETS - 100.00%		$155,059,881

(a)	Rate disclosed is a 7-Day Yield as of April 30, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SAB de CV - Sociedad Anónima Bursátil de Capital Variable (Spanish: Publicly Traded Company)

SE - Société Européenne (French: European Society/Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Tbk PT - Perseroan Terbuka (Indonesian: Publicly Traded Company)

Oyj - Julkinen Osakeyhtiö (Finnish: Public Limited Company)

See Notes to Financial Statements.

TrueShares ConVequity ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 10.97%(a)
APEX Tech Acquisition, Inc.	206,636	$2,041,564
Fifth Era Acquisition Corp. I, Class A	50,000	518,000
GalaxyEdge Acquisition Corp.	11,563	114,474
ITHAX Acquisition Corp. III, Class A	50,000	496,500
K2 Capital Acquisition Corp.	50,000	496,500
Lake Superior Acquisition Corp.	38,740	390,886
New Providence Acquisition Corp. III, Class A	14,600	150,672
RF Acquisition Corp. III	50,056	492,551
Roman DBDR Acquisition Corp. II	30,000	315,300
SPACSphere Acquisition Corp., Class A	26,000	257,660
XFLH Capital Corp.	70,723	701,572

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $5,963,582)		5,975,679

	Shares	Value
EXCHANGE-TRADED FUNDS - 38.26%
Janus Henderson AAA CLO ETF	72,110	3,642,997
SPDR Portfolio Short Term Corporate Bond ETF	571,140	17,191,314

TOTAL EXCHANGE-TRADED FUNDS
(Cost $20,884,885)		20,834,311

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 8.91%
Call Options Purchased - 8.91%
State Street SPDR S&P 500 ETF Trust
6/18/2026, $787.00, $1,077,990	15	482
State Street SPDR S&P 500 ETF Trust
6/18/2026, $786.00, $934,258	13	449
State Street SPDR S&P 500 ETF Trust
6/18/2026, $777.00, $1,077,990	15	961
State Street SPDR S&P 500 ETF Trust
6/18/2026, $752.00, $790,526	11	3,341
State Street SPDR S&P 500 ETF Trust
6/18/2026, $751.00, $718,660	10	3,259
State Street SPDR S&P 500 ETF Trust
6/18/2026, $742.00, $790,526	11	6,333
State Street SPDR S&P 500 ETF Trust
6/18/2026, $684.67, $1,509,186	21	88,624
State Street SPDR S&P 500 ETF Trust
6/18/2026, $653.85, $4,958,754	69	481,615
State Street SPDR S&P 500 ETF Trust
6/18/2026, $684.66, $143,732	2	8,442
State Street SPDR S&P 500 ETF Trust
6/18/2026, $653.82, $503,062	7	48,879
State Street SPDR S&P 500 ETF Trust
9/18/2026, $740.02, $5,677,414	79	163,300
State Street SPDR S&P 500 ETF Trust
9/18/2026, $705.03, $14,948,128	208	885,148
State Street SPDR S&P 500 ETF Trust
9/18/2026, $742.00, $287,464	4	7,868
State Street SPDR S&P 500 ETF Trust
9/18/2026, $705.00, $215,598	3	12,773
State Street SPDR S&P 500 ETF Trust
9/18/2026, $752.00, $215,598	3	4,526

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 8.91% (continued)
State Street SPDR S&P 500 ETF Trust
9/18/2026, $777.00, $143,732	2	$1,403
State Street SPDR S&P 500 ETF Trust
9/18/2026, $786.00, $143,732	2	1,029
State Street SPDR S&P 500 ETF Trust
9/18/2026, $787.00, $143,732	2	994
State Street SPDR S&P 500 ETF Trust
9/18/2026, $751.00, $215,598	3	4,653
State Street SPDR S&P 500 ETF Trust
12/18/2026, $787.00, $71,866	1	1,291
State Street SPDR S&P 500 ETF Trust
12/18/2026, $752.00, $143,732	2	5,408
State Street SPDR S&P 500 ETF Trust
12/18/2026, $786.00, $71,866	1	1,321
State Street SPDR S&P 500 ETF Trust
12/18/2026, $777.00, $71,866	1	1,619
State Street SPDR S&P 500 ETF Trust
12/18/2026, $755.02, $5,677,414	79	201,685
State Street SPDR S&P 500 ETF Trust
12/18/2026, $720.03, $17,032,242	237	1,085,775
State Street SPDR S&P 500 ETF Trust
12/18/2026, $720.00, $215,598	3	13,750
State Street SPDR S&P 500 ETF Trust
12/18/2026, $742.00, $215,598	3	9,721
State Street SPDR S&P 500 ETF Trust
12/18/2026, $751.00, $143,732	2	5,511
State Street SPDR S&P 500 ETF Trust
3/19/2027, $786.00, $71,866	1	2,251
State Street SPDR S&P 500 ETF Trust
3/19/2027, $777.00, $71,866	1	2,624
State Street SPDR S&P 500 ETF Trust
3/19/2027, $752.00, $143,732	2	7,727
State Street SPDR S&P 500 ETF Trust
3/19/2027, $751.00, $143,732	2	7,837
State Street SPDR S&P 500 ETF Trust
3/19/2027, $742.00, $215,598	3	13,295
State Street SPDR S&P 500 ETF Trust
3/19/2027, $735.00, $4,383,826	61	295,868
State Street SPDR S&P 500 ETF Trust
3/19/2027, $787.00, $71,866	1	2,212
State Street SPDR S&P 500 ETF Trust
3/19/2027, $700.01, $14,804,396	206	1,472,362
		4,854,336

TOTAL PURCHASED OPTIONS
(Cost $1,646,433)		4,854,336

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 42.00%
Treasury Bills(b)
3/18/2027, 3.78%	$5,818,000	5,633,828
6/11/2026, 4.02%	5,818,800	5,794,976
9/3/2026, 3.63%	5,818,800	5,746,494

See Notes to Financial Statements.

TrueShares ConVequity ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 42.00% (continued)
Treasury Bills(b) (continued)
11/27/2026, 3.54%	$5,818,800	$5,698,670
		22,873,968

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,882,123)		22,873,968

	Shares	Value
MONEY MARKET FUNDS - 1.42%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(c)	773,227	773,227

TOTAL MONEY MARKET FUNDS
(Cost $773,227)		773,227

TOTAL INVESTMENTS - 101.56%
(Cost $52,150,250)		$55,311,521

Liabilities in Excess of Other Assets - (1.56)%		(847,325)

NET ASSETS - 100.00%		$54,464,196

(a)	Non-income producing security.

(b)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of April 30, 2026, the aggregate value of those securities was $14,145,904, representing 25.97% of net assets.

(c)	Rate disclosed is a 7-Day Yield as of April 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares ConVequity ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

Put Options Written
Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	$685.01	(92)	$628,885	$(6,611,672)	$(277,235)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	724.00	(1)	4,818	(71,866)	(4,095)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	733.00	(1)	4,848	(71,866)	(4,397)
SPDR S&P 500 ETF Trust	Goldman Sachs	3/19/2027	734.00	(1)	4,788	(71,866)	(4,432)
SPDR S&P 500 ETF Trust	Goldman Sachs	6/18/2026	638.40	(100)	290,627	(7,186,600)	(23,110)
SPDR S&P 500 ETF Trust	Goldman Sachs	6/18/2026	724.00	(1)	2,818	(71,866)	(1,663)
SPDR S&P 500 ETF Trust	Goldman Sachs	6/18/2026	733.00	(1)	2,838	(71,866)	(2,122)
SPDR S&P 500 ETF Trust	Goldman Sachs	6/18/2026	734.00	(1)	2,718	(71,866)	(2,178)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	685.00	(93)	546,360	(6,683,538)	(153,530)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	724.00	(1)	3,598	(71,866)	(2,710)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	733.00	(1)	3,648	(71,866)	(3,061)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	734.00	(1)	3,568	(71,866)	(3,103)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	700.00	(91)	666,093	(6,539,806)	(254,794)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	724.00	(1)	4,298	(71,866)	(3,509)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	733.00	(1)	4,328	(71,866)	(3,827)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	734.00	(1)	4,273	(71,866)	(3,864)
					$2,178,506	$(27,884,008)	$(747,630)

See Notes to Financial Statements.

TrueShares Equity Hedge ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 102.21%
Treasury Bills
6/16/2026, 3.64%(a)	$7,070,000	$7,037,541
9/17/2026, 3.72%	7,070,000	6,972,034
		14,009,575

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,008,616)		14,009,575

	Shares	Value
MONEY MARKET FUNDS - 0.03%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	4,110	4,110

TOTAL MONEY MARKET FUNDS
(Cost $4,110)		4,110

TOTAL INVESTMENTS - 102.24%
(Cost $14,012,726)		$14,013,685

Liabilities in Excess of Other Assets - (2.24)%		(306,739)

NET ASSETS - 100.00%		$13,706,946

(a)	Pledged security; a portion or all of the security is pledged as collateral for bullet total return swap contracts. As of April 30, 2026, the aggregate value of those securities was $4,977,045, representing 36.31% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of April 30, 2026.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts
Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund(a)	Termination Date	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Bespoke Risk Premia Strategy Total Return	Goldman Sachs	FEDEF - 1D	7/30/2027	$6,940,000	$(265,394)
Bespoke Risk Premia Strategy Total Return	Goldman Sachs	FEDEF - 1D	7/30/2027	6,939,999	62,730
				$13,879,999	$(202,664)

(a)	Payments are netted and settled when the swap contract closes.

Investment abbreviations:

FEDEF – 1D – Overnight Federal Funds Effective Rate

See Notes to Financial Statements.

TrueShares Quarterly Bear Hedge ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 0.28%
Put Options Purchased - 0.28%
State Street SPDR S&P 500 ETF Trust
5/15/2026, $685.00, $574,928	8	$1,160
State Street SPDR S&P 500 ETF Trust
5/15/2026, $690.00, $143,732	2	344
State Street SPDR S&P 500 ETF Trust
5/15/2026, $700.00, $287,464	4	1,172
State Street SPDR S&P 500 ETF Trust
6/18/2026, $685.00, $431,196	6	3,912
State Street SPDR S&P 500 ETF Trust
6/18/2026, $700.00, $287,464	4	3,700
State Street SPDR S&P 500 ETF Trust
7/17/2026, $675.00, $5,821,146	81	65,983
State Street SPDR S&P 500 ETF Trust
7/17/2026, $685.00, $431,196	6	6,000
State Street SPDR S&P 500 ETF Trust
7/17/2026, $690.00, $4,599,424	64	67,517
State Street SPDR S&P 500 ETF Trust
7/17/2026, $700.00, $359,330	5	6,490
State Street SPDR S&P 500 ETF Trust
5/15/2026, $655.00, $5,461,816	76	3,233
State Street SPDR S&P 500 ETF Trust
5/15/2026, $660.00, $71,866	1	50
State Street SPDR S&P 500 ETF Trust
5/15/2026, $670.00, $4,168,228	58	4,219
State Street SPDR S&P 500 ETF Trust
5/15/2026, $675.00, $287,464	4	356
State Street SPDR S&P 500 ETF Trust
6/18/2026, $630.00, $4,383,826	61	12,070
State Street SPDR S&P 500 ETF Trust
6/18/2026, $645.00, $3,449,568	48	12,590
		188,796

TOTAL PURCHASED OPTIONS
(Cost $549,863)		188,796

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 93.65%
Treasury Bills
5/14/2026, 3.63%	$20,680,900	20,654,183
6/18/2026, 3.66%	20,687,200	20,587,815
7/16/2026, 3.64%	20,680,000	20,523,651
		61,765,649

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,764,834)		61,765,649
	Shares	Value
MONEY MARKET FUNDS - 0.09%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(a)	56,654	$56,654

TOTAL MONEY MARKET FUNDS
(Cost $56,654)		56,654

TOTAL INVESTMENTS - 94.02%
(Cost $62,371,351)		$62,011,099

Other Assets in Excess of Liabilities - 5.98%		3,942,344

NET ASSETS - 100.00%		$65,953,443

(a)	Rate disclosed is a 7-Day Yield as of April 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Quarterly Bull Hedge ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 1.48%
Call Options Purchased - 1.48%
State Street SPDR S&P 500 ETF Trust
5/15/2026, $670.00, $71,866	1	$5,052
State Street SPDR S&P 500 ETF Trust
5/15/2026, $690.00, $71,866	1	3,155
State Street SPDR S&P 500 ETF Trust
5/15/2026, $735.00, $646,794	9	1,728
State Street SPDR S&P 500 ETF Trust
5/15/2026, $755.00, $8,767,652	122	1,708
State Street SPDR S&P 500 ETF Trust
6/18/2026, $670.00, $71,866	1	5,503
State Street SPDR S&P 500 ETF Trust
6/18/2026, $685.00, $143,732	2	8,384
State Street SPDR S&P 500 ETF Trust
6/18/2026, $690.00, $71,866	1	3,773
State Street SPDR S&P 500 ETF Trust
6/18/2026, $705.00, $71,866	1	2,593
State Street SPDR S&P 500 ETF Trust
6/18/2026, $735.00, $431,196	6	5,082
State Street SPDR S&P 500 ETF Trust
6/18/2026, $755.00, $1,509,186	21	5,439
State Street SPDR S&P 500 ETF Trust
7/17/2026, $725.00, $1,221,722	17	31,739
State Street SPDR S&P 500 ETF Trust
7/17/2026, $735.00, $503,062	7	9,583
State Street SPDR S&P 500 ETF Trust
7/17/2026, $745.00, $2,515,310	35	31,612
State Street SPDR S&P 500 ETF Trust
7/17/2026, $755.00, $1,077,990	15	9,060
State Street SPDR S&P 500 ETF Trust
5/15/2026, $685.00, $215,598	3	10,856
State Street SPDR S&P 500 ETF Trust
5/15/2026, $650.00, $71,866	1	7,012
State Street SPDR S&P 500 ETF Trust
5/15/2026, $705.00, $1,077,990	15	27,662
State Street SPDR S&P 500 ETF Trust
5/15/2026, $695.00, $143,732	2	5,404
State Street SPDR S&P 500 ETF Trust
5/15/2026, $680.00, $143,732	2	8,182
State Street SPDR S&P 500 ETF Trust
5/15/2026, $665.00, $143,732	2	11,077
State Street SPDR S&P 500 ETF Trust
5/15/2026, $725.00, $1,796,650	25	12,891
State Street SPDR S&P 500 ETF Trust
6/18/2026, $680.00, $718,660	10	46,210
State Street SPDR S&P 500 ETF Trust
6/18/2026, $665.00, $143,732	2	11,909
State Street SPDR S&P 500 ETF Trust
6/18/2026, $650.00, $143,732	2	14,678
State Street SPDR S&P 500 ETF Trust
6/18/2026, $695.00, $1,293,588	18	60,581
		340,873

TOTAL PURCHASED OPTIONS
(Cost $182,675)		340,873
	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 71.33%
Treasury Bills
5/14/2026, 3.63%	$5,509,000	$5,501,883
6/18/2026, 3.66%	5,509,000	5,482,534
7/16/2026, 3.64%	5,509,000	5,467,349
		16,451,766

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,451,472)		16,451,766

	Shares	Value
MONEY MARKET FUNDS - 0.32%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(a)	73,276	73,276

TOTAL MONEY MARKET FUNDS
(Cost $73,276)		73,276

TOTAL INVESTMENTS - 73.13%
(Cost $16,707,423)		$16,865,915

Other Assets in Excess of Liabilities - 26.87%		6,198,183

NET ASSETS - 100.00%		$23,064,098

(a) Rate disclosed is a 7-Day Yield as of April 30, 2026.
Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares S&P Autocallable Defensive Income ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 94.96%
Treasury Bills
6/16/2026, 3.64%(a)	$48,400,000	$48,177,793
9/17/2026, 3.72%	48,400,000	47,729,342
		95,907,135
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $95,904,503)		95,907,135

	Shares	Value
MONEY MARKET FUNDS - 0.95%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	961,550	961,550

TOTAL MONEY MARKET FUNDS
(Cost $961,550)		961,550

TOTAL INVESTMENTS - 95.91%
(Cost $96,866,053)		$96,868,685

Other Assets in Excess of Liabilities - 4.09%		4,130,981

NET ASSETS - 100.00%		$100,999,666

(a)	Pledged security; a portion or all of the security is pledged as collateral for bullet total return swap contracts. As of April 30, 2026, the aggregate value of those securities was $29,862,268, representing 29.57% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of April 30, 2026.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts
Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund(a)	Termination Date	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Tactical Put Participation Moderate Index	Morgan Stanley	10 bps	6/30/2027	$95,481,036	$(69,550)
US Large Cap Moderate Income Autocallable Index	Morgan Stanley	SOFR + 10 bps	6/30/2027	95,735,012	5,392,784
				$191,216,048	$5,323,234

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

Bps – Basis points (1 bp = 0.01%)

SOFR – Secured overnight financing rate

See Notes to Financial Statements.

TrueShares S&P Autocallable High Income ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 87.63%
Treasury Bills(a)
6/16/2026, 3.63%	$13,355,000	$13,293,686
9/17/2026, 3.72%	13,355,000	13,169,946
		26,463,632

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,462,646)		26,463,632

	Shares	Value
MONEY MARKET FUNDS - 1.74%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	524,439	524,439

TOTAL MONEY MARKET FUNDS
(Cost $524,439)		524,439

TOTAL INVESTMENTS - 89.37%
(Cost $26,987,085)		$26,988,071

Other Assets in Excess of Liabilities - 10.63%		3,208,630

NET ASSETS - 100.00%		$30,196,701

(a)	Pledged security; a portion or all of the security is pledged as collateral for bullet total return swap contracts. As of April 30, 2026, the aggregate value of those securities was $9,907,762, representing 32.81% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of April 30, 2026.

Bullet Total Return Swap Contracts
Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund(a)	Termination Date	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Tactical Put Participation High Index	Morgan Stanley	10 bps	6/30/2027	$26,352,607	$(68,166)
US Large Cap High Income Autocallable Index	Morgan Stanley	SOFR + 10 bps	6/30/2027	26,396,291	3,840,674
				$52,748,898	$3,772,508

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

Bps – Basis ppints (1 bp = 0.01%)

SOFR – Secured overnight financing rate

See Notes to Financial Statements.

TrueShares Seasonality Laddered Buffered ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.00%(a)
TrueShares Quarterly Bear Hedge ETF	395,539	$9,405,917
TrueShares Quarterly Bull Hedge ETF	640,014	15,391,569
TrueShares Structured Outcome (April) ETF	462,009	17,868,937
TrueShares Structured Outcome (August) ETF	398,590	17,519,625
TrueShares Structured Outcome (December) ETF	411,706	17,242,247
TrueShares Structured Outcome (February) ETF	440,137	17,223,221
TrueShares Structured Outcome (January) ETF	431,675	17,090,013
TrueShares Structured Outcome (July) ETF	392,829	17,284,987
TrueShares Structured Outcome (June) ETF	521,664	17,767,876
TrueShares Structured Outcome (March) ETF	487,808	17,364,062
TrueShares Structured Outcome (May) ETF	486,083	16,989,767
TrueShares Structured Outcome (November) ETF	367,545	16,780,635
TrueShares Structured Outcome (October) ETF	382,225	16,913,533
TrueShares Structured Outcome (September) ETF	403,270	17,707,586

TOTAL EXCHANGE-TRADED FUNDS
(Cost $221,958,266)		232,549,975

	Shares	Value
MONEY MARKET FUNDS - 0.01%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	14,815	14,815

TOTAL MONEY MARKET FUNDS
(Cost $14,815)		14,815

TOTAL INVESTMENTS - 100.01%
(Cost $221,973,081)		$232,564,790

Liabilities in Excess of Other Assets - (0.01)%		(26,695)

NET ASSETS - 100.00%		$232,538,095

(a)	Affiliated security. See Note 8.

(b)	Rate disclosed is a 7-Day Yield as of April 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares ETFs

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

	Polen International Dividend Income ETF	TrueShares ConVequity ETF	TrueShares Equity Hedge ETF	TrueShares Quarterly Bear Hedge ETF

ASSETS:
Investments, at value
Unaffiliated issuers	$154,466,437	$55,311,521	$14,013,685	$62,011,099
Deposits with broker for purchased options	—	16,248	—	17,131
Receivable for fund shares sold	—	—	—	4,286,585
Dividends receivable	687,448	16,579	61	9,810
Unrealized appreciation on bullet total return swap contracts	—	—	62,730	—
Total Assets	155,153,885	55,344,348	14,076,476	66,324,625
LIABILITIES:
Foreign currency due to custodian	98	—	—	—
Payable to Investment Advisor	93,906	33,622	8,881	371,182
Payable for investments purchased	—	98,900	—	—
Written options, at value	—	747,630	—	—
Income payable for bullet total return swap contracts	—	—	95,255	—
Unrealized depreciation on bullet total return swap contracts	—	—	265,394	—
Total Liabilities	94,004	880,152	369,530	371,182
NET ASSETS	$155,059,881	$54,464,196	$13,706,946	$65,953,443

NET ASSETS CONSIST OF
Paid in capital	$127,122,311	$52,016,159	$13,928,669	$72,678,446
Total distributable earnings/(accumulated deficit)	27,937,570	2,448,037	(221,723)	(6,725,003)
NET ASSETS	$155,059,881	$54,464,196	$13,706,946	$65,953,443

INVESTMENTS, AT COST
UNAFFILIATED ISSUERS	$127,644,906	$52,150,250	$14,012,726	$62,371,351
FOREIGN CURRENCIES, AT COST	$98	$—	$—	$—
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$—	$2,178,506	$—	$—

Net asset value:
Net assets	$155,059,881	$54,464,196	$13,706,946	$65,953,443
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,460,000	1,840,000	560,000	2,770,000
Net asset value, price per share	$34.77	$29.60	$24.48	$23.81

See Notes to Financial Statements.

TrueShares ETFs

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026 (Continued) (Unaudited)

	TrueShares Quarterly Bull Hedge ETF	TrueShares S&P Autocallable Defensive Income ETF	TrueShares S&P Autocallable High Income ETF	TrueShares Seasonality Laddered Buffered ETF

ASSETS:
Investments, at value
Affiliated issuers	$—	$—	$—	$232,549,975
Unaffiliated issuers	16,865,915	96,868,685	26,988,071	14,815
Receivable for fund shares sold	6,247,567	505,253	—	91,939,860
Dividends receivable	3,853	828	2,575	49
Unrealized appreciation on bullet total return swap contracts	—	5,392,784	3,840,674	—
Total Assets	23,117,335	102,767,550	30,831,320	324,504,699
LIABILITIES:
Payable to Investment Advisor	33,677	58,005	17,178	21,080
Payable for investments purchased	—	—	—	91,945,524
Income payable for bullet total return swap contracts	—	802,001	120,563	—
Income distribution payable	—	838,228	428,712	—
Unrealized depreciation on bullet total return swap contracts	—	69,550	68,166	—
Payable to broker for purchased options	19,560	—	—	—
Payable to broker for bullet total return swap contracts	—	100	—	—
Total Liabilities	53,237	1,767,884	634,619	91,966,604
NET ASSETS	$23,064,098	$100,999,666	$30,196,701	$232,538,095

NET ASSETS CONSIST OF
Paid in capital	$23,143,472	$98,611,238	$27,228,852	$223,118,111
Total distributable earnings/(accumulated deficit)	(79,374)	2,388,428	2,967,849	9,419,984
NET ASSETS	$23,064,098	$100,999,666	$30,196,701	$232,538,095

INVESTMENTS, AT COST
AFFILIATED ISSUERS	$—	$—	$—	$221,958,266
UNAFFILIATED ISSUERS	$16,707,423	$96,866,053	$26,987,085	$14,815

Net asset value:
Net assets	$23,064,098	$100,999,666	$30,196,701	$232,538,095
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	960,000	4,000,000	1,200,000	8,650,000
Net asset value, price per share	$24.03	$25.25	$25.16	$26.88

See Notes to Financial Statements.

TrueShares ETFs

STATEMENTS OF OPERATIONS

April 30, 2026 (Unaudited)

	Polen International Dividend Income ETF(a)	TrueShares ConVequity ETF(a)	TrueShares Equity Hedge ETF(b)	TrueShares Quarterly Bear Hedge ETF(a)
INVESTMENT INCOME:
Dividends*
Unaffiliated issuers	$2,759,039	$271,560	$5,005	$213,915
Interest and other income	–	300,984	90,133	2,712,272
Interest on deposits with broker	–	15,771	–	766
Total Investment Income	2,759,039	588,315	95,138	2,926,953
EXPENSES:
Investment advisory fees	496,940	141,437	19,903	624,421
Total Expenses	496,940	141,437	19,903	624,421
NET INVESTMENT INCOME	2,262,099	446,878	75,235	2,302,532
Net realized gain/(loss) on:
Investments - Unaffiliated issuers	(2,303,160)	(1,883,917)	–	(2,440,646)
Investments sold in-kind - Unaffiliated issuers	3,751,817	807	–	(1,022)
Bullet total return swap contracts	–	–	(95,253)	–
Written options	–	(686,431)	–	–
Foreign currency related transactions	(385)	–	–	–
Total Net Realized Gain/(Loss)	1,448,272	(2,569,541)	(95,253)	(2,441,668)
Net change in unrealized appreciation/depreciation on:
Investments - Unaffiliated issuers	15,768,533	2,994,226	959	927,269
Bullet total return swap contracts	–	–	(202,664)	–
Written options	–	1,398,701	–	–
Foreign currency related translations	(2)	–	–	–
Total Net Change in Unrealized Appreciation/Depreciation	15,768,531	4,392,927	(201,705)	927,269
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	17,216,803	1,823,386	(296,958)	(1,514,399)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,478,902	$2,270,264	$(221,723)	$788,133
*Foreign taxes withheld on dividends	$313,724	$–	$–	$–

(a)	For the six months ended April 30, 2026.
(b)	For the period January 28, 2026 (commencement of operations) through April 30, 2026.

See Notes to Financial Statements.

TrueShares ETFs

STATEMENTS OF OPERATIONS

April 30, 2026 (Continued) (Unaudited)

	TrueShares Quarterly Bull Hedge ETF(a)	TrueShares S&P Autocallable Defensive Income ETF(b)	TrueShares S&P Autocallable High Income ETF(b)	TrueShares Seasonality Laddered Buffered ETF(a)
INVESTMENT INCOME:
Dividends
Unaffiliated issuers	$19,655	$131,287	$11,063	$4,677,054
Affiliated issuers	–	–	–	9,254
Interest and other income	212,469	591,553	117,773	–
Interest on deposits with broker	175	–	–	–
Total Investment Income	232,299	722,840	128,836	4,686,308
EXPENSES:
Investment advisory fees	49,491	152,977	26,312	120,347
Total Expenses	49,491	152,977	26,312	120,347
NET INVESTMENT INCOME	182,808	569,863	102,524	4,565,961
Net realized gain/(loss) on:
Investments - Unaffiliated issuers	(153,327)	(114)	(57)	–
Investments - Affiliated issuers	–	–	–	(483,914)
Investments sold in-kind - Affiliated issuers	–	–	–	(166,805)
Bullet total return swap contracts	–	(850,195)	(120,907)	–
Total Net Realized Loss	(153,327)	(850,309)	(120,964)	(650,719)
Net change in unrealized appreciation/depreciation on:
Investments - Unaffiliated issuers	67,500	2,632	986	–
Investments - Affiliated issuers	–	–	–	874,594
Bullet total return swap contracts	–	5,323,234	3,772,508	–
Total Net Change in Unrealized Appreciation/Depreciation	67,500	5,325,866	3,773,494	874,594
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(85,827)	4,475,557	3,652,530	223,875
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,981	$5,045,420	$3,755,054	$4,789,836

(a)	For the six months ended April 30, 2026.
(b)	For the period December 29, 2025 (commencement of operations) through April 30, 2026.

See Notes to Financial Statements.

Polen International Dividend Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period December 26, 2024 (Commencement of Operations) through October 31, 2025
OPERATIONS
Net investment income	$2,262,099	$2,205,459
Net realized gain	1,448,272	2,002,898
Net change in unrealized appreciation/depreciation	15,768,531	11,053,000
Net increase in net assets resulting from operations	19,478,902	15,261,357
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,071,699)	(2,200,368)
Net decrease in net assets from distributions	(2,071,699)	(2,200,368)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	41,486,751	108,680,441
Shares redeemed	(15,332,772)	(10,242,731)
Net increase in net assets derived from beneficial interest transactions	26,153,979	98,437,710
Net increase in net assets	43,561,182	111,498,699
NET ASSETS
Beginning of period	111,498,699	–
End of period	$155,059,881	$111,498,699

See Notes to Financial Statements.

TrueShares ConVequity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period June 27, 2025 (Commencement of Operations) through October 31, 2025
OPERATIONS
Net investment income	$446,878	$15,848
Net realized gain/(loss)	(2,569,541)	56,920
Net change in unrealized appreciation/depreciation	4,392,927	199,220
Net increase in net assets resulting from operations	2,270,264	271,988
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(87,580)	–
Net decrease in net assets from distributions	(87,580)	–
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	49,959,173	3,177,661
Shares redeemed	(851,013)	(276,297)
Net increase in net assets derived from beneficial interest transactions	49,108,160	2,901,364
Net increase in net assets	51,290,844	3,173,352
NET ASSETS
Beginning of period	3,173,352	–
End of period	$54,464,196	$3,173,352

See Notes to Financial Statements.

TrueShares Equity Hedge ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 28, 2026 (Commencement of Operations) through April 30, 2026
OPERATIONS
Net investment income	$75,235
Net realized loss	(95,253)
Net change in unrealized appreciation/depreciation	(201,705)
Net decrease in net assets resulting from operations	(221,723)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	13,928,669
Net increase in net assets derived from beneficial interest transactions	13,928,669
Net increase in net assets	13,706,946
NET ASSETS
Beginning of period	–
End of period	$13,706,946

See Notes to Financial Statements.

TrueShares Quarterly Bear Hedge ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$2,302,532	$5,292,747
Net realized loss	(2,441,668)	(4,791,434)
Net change in unrealized appreciation/depreciation	927,269	(1,224,418)
Net increase/(decrease) in net assets resulting from operations	788,133	(723,105)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(5,641,248)	(1,450,341)
Net decrease in net assets from distributions	(5,641,248)	(1,450,341)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	26,506,862	176,950,289
Shares redeemed	(176,616,492)	(34,365,138)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(150,109,630)	142,585,151
Net increase/(decrease) in net assets	(154,962,745)	140,411,705
NET ASSETS
Beginning of period	220,916,188	80,504,483
End of period	$65,953,443	$220,916,188

See Notes to Financial Statements.

TrueShares Quarterly Bull Hedge ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$182,808	$1,460,476
Net realized gain/(loss)	(153,327)	95,745
Net change in unrealized appreciation/depreciation	67,500	246,755
Net increase in net assets resulting from operations	96,981	1,802,976
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,213,217)	(889,851)
Net decrease in net assets from distributions	(1,213,217)	(889,851)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	19,441,248	18,310,543
Shares redeemed	(5,224,405)	(56,225,280)
Net increase/(decrease) in net assets derived from beneficial interest transactions	14,216,843	(37,914,737)
Net increase/(decrease) in net assets	13,100,607	(37,001,612)
NET ASSETS
Beginning of period	9,963,491	46,965,103
End of period	$23,064,098	$9,963,491

See Notes to Financial Statements.

TrueShares S&P Autocallable Defensive Income ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 29, 2025 (Commencement of Operations) through April 30, 2026
OPERATIONS
Net investment income	$569,863
Net realized loss	(850,309)
Net change in unrealized appreciation/depreciation	5,325,866
Net increase in net assets resulting from operations	5,045,420
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,656,992)
Net decrease in net assets from distributions	(2,656,992)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	98,845,839
Shares redeemed	(234,601)
Net increase in net assets derived from beneficial interest transactions	98,611,238
Net increase in net assets	100,999,666
NET ASSETS
Beginning of period	–
End of period	$100,999,666

See Notes to Financial Statements.

TrueShares S&P Autocallable High Income ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 29, 2025 (Commencement of Operations) through April 30, 2026
OPERATIONS
Net investment income	$102,524
Net realized loss	(120,964)
Net change in unrealized appreciation/depreciation	3,773,494
Net increase in net assets resulting from operations	3,755,054
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(787,205)
Net decrease in net assets from distributions	(787,205)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	27,228,852
Net increase in net assets derived from beneficial interest transactions	27,228,852
Net increase in net assets	30,196,701
NET ASSETS
Beginning of period	–
End of period	$30,196,701

See Notes to Financial Statements.

TrueShares Seasonality Laddered Buffered ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period January 24, 2025 (Commencement of Operations) through October 31, 2025
OPERATIONS
Net investment income/(loss)	$4,565,961	$(95,906)
Net realized loss	(650,719)	(100,490)
Net change in unrealized appreciation/depreciation	874,594	9,717,115
Net increase in net assets resulting from operations	4,789,836	9,520,719
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(4,874,076)	–
Net decrease in net assets from distributions	(4,874,076)	–
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	107,774,035	117,401,038
Shares redeemed	(1,584,788)	(488,669)
Net increase in net assets derived from beneficial interest transactions	106,189,247	116,912,369
Net increase in net assets	106,105,007	126,433,088
NET ASSETS
Beginning of period	126,433,088	–
End of period	$232,538,095	$126,433,088

See Notes to Financial Statements.

Polen International Dividend Income ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Period December 26, 2024 (Commencement of Operations) through October 31, 2025(a)
Net Asset Value - Beginning of Period	$30.46		$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.56		0.85
Net realized and unrealized gain on investments	4.25		5.39
Total from Investment Operations	4.81		6.24
DISTRIBUTIONS:
From net investment income	(0.50)		(0.78)
Total Distributions	(0.50)		(0.78)
Net Increase in net asset value	4.31		5.46
Net Asset Value - End of Period	$34.77		$30.46
TOTAL RETURN(c)	15.86%		25.22%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$155,060		$111,499
Ratio of net operating expenses to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net investment income to average net assets	3.40	%(d)	3.50	%(d)
Portfolio turnover rate(e)(f)	27%		35%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on December 26, 2024 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

TrueShares ConVequity ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Period June 27, 2025 (Commencement of Operations) through October 31, 2025(a)
Net Asset Value - Beginning of Period	$28.85		$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.35		0.25
Net realized and unrealized gain on investments	0.45		3.60
Total from Investment Operations	0.80		3.85
DISTRIBUTIONS:
From net investment income	(0.02)		–
Net realized gains	(0.03)		–
Total Distributions	(0.05)		–
Net Increase in net asset value	0.75		3.85
Net Asset Value - End of Period	$29.60		$28.85
TOTAL RETURN(c)	2.79%		15.40%
RATIOS AND SUPPLEMENTAL DATA:(d)
Net Assets, end of period (000s)	$54,464		$3,173
Ratio of net operating expenses to average net assets	0.79	%(e)	0.79	%(e)
Ratio of net investment income to average net assets	2.47	%(e)	2.70	%(e)
Portfolio turnover rate(f)(g)	53%		15%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on June 27, 2025 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	The ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

TrueShares Equity Hedge ETF

FINANCIAL HIGHLIGHTS

	For the Period January 28, 2026 (Commencement of Operations) through April 30, 2026(a)
Net Asset Value - Beginning of Period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.18
Net realized and unrealized loss on investments	(0.70)
Total from Investment Operations	(0.52)
Net Decrease in net asset value	(0.52)
Net Asset Value - End of Period	$24.48
TOTAL RETURN(c)	(2.08%)
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$13,707
Ratio of net operating expenses to average net assets	0.79	%(d)
Ratio of net investment income to average net assets	2.94	%(d)
Portfolio turnover rate(e)(f)	–

(a)	The net asset value at the beginning of the period represents initial shares outstanding on January 28, 2026 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

TrueShares Quarterly Bear Hedge ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024(a)
Net Asset Value - Beginning of Period	$24.66		$25.08	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.35		0.86	0.36
Net realized and unrealized loss on investments	(0.42)		(0.95)	(0.28)
Total from Investment Operations	(0.07)		(0.09)	0.08
DISTRIBUTIONS:
From net investment income	(0.78)		(0.33)	–
Total Distributions	(0.78)		(0.33)	–
Net Increase/(Decrease) in net asset value	(0.85)		(0.42)	0.08
Net Asset Value - End of Period	$23.81		$24.66	$25.08
TOTAL RETURN(c)	(0.27%)		(0.34%)	0.32%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$65,953		$220,916	$80,504
Ratio of net operating expenses to average net assets	0.79	%(d)	0.79%	0.79	%(d)
Ratio of net investment income to average net assets	2.93	%(d)	3.46%	4.23	%(d)
Portfolio turnover rate(e)(f)	–		–	–

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on June 28, 2024 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

TrueShares Quarterly Bull Hedge ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024(a)
Net Asset Value - Beginning of Period	$26.22		$25.25	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.35		0.88	0.37
Net realized and unrealized gain/(loss) on investments	(0.41)		0.54	(0.12)
Total from Investment Operations	(0.06)		1.42	0.25
DISTRIBUTIONS:
From net investment income	(2.13)		(0.45)	–
Total Distributions	(2.13)		(0.45)	–
Net Increase/(Decrease) in net asset value	(2.19)		0.97	0.25
Net Asset Value - End of Period	$24.03		$26.22	$25.25
TOTAL RETURN(c)	(0.20%)		5.72%	1.00%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$23,064		$9,963	$46,965
Ratio of net operating expenses to average net assets	0.79	%(d)	0.79%	0.79	%(d)
Ratio of net investment income to average net assets	2.90	%(d)	3.51%	4.27	%(d)
Portfolio turnover rate(e)(f)	–		–	–

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on June 28, 2024 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

TrueShares S&P Autocallable Defensive Income ETF

FINANCIAL HIGHLIGHTS

	For the Period December 29, 2025 (Commencement of Operations) through April 30, 2026(a)
Net Asset Value - Beginning of Period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.22
Net realized and unrealized gain on investments	0.84
Total from Investment Operations	1.06
DISTRIBUTIONS:
From net investment income	(0.81)
Total Distributions	(0.81)
Net Increase in net asset value	0.25
Net Asset Value - End of Period	$25.25
TOTAL RETURN(c)	4.41%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$101,000
Ratio of net operating expenses to average net assets	0.74	%(d)
Ratio of net investment income to average net assets	2.70	%(d)
Portfolio turnover rate(e)(f)	–

(a)	The net asset value at the beginning of the period represents initial shares outstanding on December 29, 2025 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

TrueShares S&P Autocallable High Income ETF

FINANCIAL HIGHLIGHTS

	For the Period December 29, 2025 (Commencement of Operations) through April 30, 2026(a)
Net Asset Value - Beginning of Period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.22
Net realized and unrealized gain on investments	1.21
Total from Investment Operations	1.43
DISTRIBUTIONS:
From net investment income	(1.27)
Total Distributions	(1.27)
Net Increase in net asset value	0.16
Net Asset Value - End of Period	$25.16
TOTAL RETURN(c)	6.09%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$30,197
Ratio of net operating expenses to average net assets	0.74	%(d)
Ratio of net investment income to average net assets	2.82	%(d)
Portfolio turnover rate(e)(f)	-

(a)	The net asset value at the beginning of the period represents initial shares outstanding on December 29, 2025 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

TrueShares Seasonality Laddered Buffered ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Period January 24, 2025 (Commencement of Operations) through October 31, 2025(a)
Net Asset Value - Beginning of Period	$27.02		$25.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.93		(0.03)
Net realized and unrealized gain/(loss) on investments	(0.04)		1.99
Total from Investment Operations	0.89		1.96
DISTRIBUTIONS:
From net investment income	(1.02)		–
Net realized gains	(0.01)		–
Total Distributions	(1.03)		–
Net Increase/(Decrease) in net asset value	(0.14)		1.96
Net Asset Value - End of Period	$26.88		$27.02
TOTAL RETURN(c)	3.40%		7.83%
RATIOS AND SUPPLEMENTAL DATA:(d)
Net Assets, end of period (000s)	$232,538		$126,433
Ratio of net operating expenses to average net assets	0.19	%(e)	0.19	%(e)
Ratio of net investment income/(loss) to average net assets	7.20	%(e)	(0.18	%)(e)
Portfolio turnover rate(f)(g)	37%		136%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on January 24, 2025 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	The ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to eight series of the Trust, Polen International Dividend Income ETF (formerly known as The Opal International Dividend Income ETF) (“IDVZ”), TrueShares ConVequity ETF (formerly known as TrueShares ConVex Protect Equity ETF) (“PVEX”), TrueShares Equity Hedge ETF (“ONEH”), TrueShares Quarterly Bear Hedge ETF (“QBER”), TrueShares Quarterly Bull Hedge ETF (“QBUL”), TrueShares S&P Autocallable Defensive Income ETF (“PAYM”), TrueShares S&P Autocallable High Income ETF (“PAYH”) and TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) (each a “Fund” and collectively the “Funds”). Each Fund is an actively managed exchange-traded fund (“ETF”) that aims to achieve its following investment objective:

Fund	Investment Objective
Polen International Dividend Income ETF	Provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index.
TrueShares ConVequity ETF	Capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.
TrueShares Equity Hedge ETF	Profit from equity market declines and subsequent reversals, with income as a secondary objective.
TrueShares Quarterly Bear Hedge ETF	Substantial protection of principal with total return.
TrueShares Quarterly Bull Hedge ETF	Total return with substantial protection of principal.
TrueShares S&P Autocallable Defensive Income ETF	Generate moderate monthly income while reducing downside risk.
TrueShares S&P Autocallable High Income ETF	Generate high monthly income while reducing downside risk.
TrueShares Seasonality Laddered Buffered ETF	Capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.

The Funds commenced operations on the dates listed below:

Fund	Diversified/ Non-Diversified	Commencement of Operations
Polen International Dividend Income ETF	Non-Diversified	December 26, 2024
TrueShares ConVequity ETF	Non-Diversified	June 27, 2025
TrueShares Equity Hedge ETF	Non-Diversified	January 28, 2026
TrueShares Quarterly Bear Hedge ETF	Non-Diversified	June 28, 2024
TrueShares Quarterly Bull Hedge ETF	Non-Diversified	June 28, 2024
TrueShares S&P Autocallable Defensive Income ETF	Non-Diversified	December 29, 2025
TrueShares S&P Autocallable High Income ETF	Non-Diversified	December 29, 2025
TrueShares Seasonality Laddered Buffered ETF	Non-Diversified	January 24, 2025

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Operations & Risk Committee of the Adviser acts as the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

TrueShares PAYM Cayman LTD and TrueShares PAYH Cayman LTD are organized under the laws of the Cayman Islands and are wholly owned subsidiaries of TrueShares S&P Autocallable Defensive Income ETF and TrueShares S&P Autocallable High Income ETF, respectively. Neither TrueShares PAYM Cayman LTD or TrueShares PAYH Cayman LTD had any operations during the period ended April 30, 2026.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with generally accepted accounting principals in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standard Update 2013-08.”

During the period ended April 30, 2026, the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the period.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Funds’ total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally prices at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of April 30, 2026:

Polen International Dividend Income ETF
Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$152,863,344	$–	$–	$152,863,344
Money Market Funds	1,603,093	–	–	1,603,093
Total	$154,466,437	$–	$–	$154,466,437

TrueShares ConVequity ETF
Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$20,834,311	$–	$–	$20,834,311
Special Purpose Acquisition Companies (SPACS)	5,975,679	–	–	5,975,679
Purchased Options	–	4,854,336	–	4,854,336
U.S. Treasury Obligations	–	22,873,968	–	22,873,968
Money Market Funds	773,227	–	–	773,227
Total	$27,583,217	$27,728,304	$–	$55,311,521
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(747,630)	$–	$(747,630)
Total	$–	$(747,630)	$–	$(747,630)

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

TrueShares Equity Hedge ETF
Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$14,009,575	$–	$14,009,575
Money Market Funds	4,110	–	–	4,110
Total	$4,110	$14,009,575	$–	$14,013,685
Other Financial Instruments(b)
Liabilities
Bullet Total Return Swap Contracts(c)	$–	$(202,664)	$–	$(202,664)
Total	$–	$(202,664)	$–	$(202,664)

TrueShares Quarterly Bear Hedge ETF
Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$188,796	$–	$188,796
U.S. Treasury Obligations	–	61,765,649	–	61,765,649
Money Market Funds	56,654	–	–	56,654
Total	$56,654	$61,954,445	$–	$62,011,099

TrueShares Quarterly Bull Hedge ETF
Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$340,873	$–	$340,873
U.S. Treasury Obligations	–	16,451,766	–	16,451,766
Money Market Funds	73,276	–	–	73,276
Total	$73,276	$16,792,639	$–	$16,865,915

TrueShares S&P Autocallable Defensive Income ETF
Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$95,907,135	$–	$95,907,135
Money Market Funds	961,550	–	–	961,550
Total	$961,550	$95,907,135	$–	$96,868,685
Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$–	$5,323,234	$–	$5,323,234
Total	$–	$5,323,234	$–	$5,323,234

TrueShares S&P Autocallable High Income ETF
Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$26,463,632	$–	$26,463,632
Money Market Funds	524,439	–	–	524,439
Total	$524,439	$26,463,632	$–	$26,988,071
Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$–	$3,772,508	$–	$3,772,508
Total	$–	$3,772,508	$–	$3,772,508

TrueShares Seasonality Laddered Buffered ETF
Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$232,549,975	$–	$–	$232,549,975
Money Market Funds	14,815	–	–	14,815
Total	$232,564,790	$–	$–	$232,564,790

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.
(c)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities: The Funds may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Funds may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Distributions to Shareholders: PVEX, ONEH, QBER, QBUL and ONEZ generally pay out dividends from net investment income, if any, at least annually. IDVZ, PAYH and PAYM intend to pay out dividends from net investment income, if any, monthly. All Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the periods ended April 30, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of April 30, 2026, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of their investment strategy, the Funds may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allow the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

Bullet Swaps: ONEH, PAYM, and PAYH may enter into bullet total return swap contracts (“bullet swaps”). The Funds may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A swap agreement is a contract in which one party agrees to make a payment to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily bases and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. In the case of bullet swaps, the net settlement of the total return and financing legs will generally be paid or received at the contract termination date rather than periodically.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options. The cash amount, if any, is reported on the Statements of Assets and Liabilities as Deposit with broker for written options, which is held with one counterparty. The interest incurred, if any, on the Funds is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable by the Funds, if any, are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of April 30, 2026, the effects of derivatives instruments on each Fund’s Statement of Assets and Liabilities were as follows:

TrueShares ConVequity ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity Contracts (Purchased Options)	Investments, at value	$4,854,339
Total		$4,854,339
Liability Derivatives
Equity Contracts (Written Options)	Written options, at value	$(747,630)
Total		$(747,630)

TrueShares Equity Hedge ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity Contracts (Bullet Total Return Swaps)	Unrealized appreciation on bullet total return swap contracts	$62,730
Total		$62,730
Liability Derivatives
Equity Contracts (Bullet Total Return Swaps)	Unrealized depreciation on bullet total return swap contracts	$(265,394)
Total		$(265,394)

TrueShares Quarterly Bear Hedge ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity Contracts (Purchased Options)	Investments, at value	$188,796
Total		$188,796

TrueShares Quarterly Bull Hedge ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity Contracts (Purchased Options)	Investments, at value	$340,873
Total		$340,873

TrueShares S&P Autocallable Defensive Income ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity Contracts (Bullet Total Return Swaps)	Unrealized appreciation on bullet total return swap contracts	$5,392,784
Total		$5,392,784
Liability Derivatives
Equity Contracts (Bullet Total Return Swaps)	Unrealized depreciation on bullet total return swap contracts	$(69,550)
Total		$(69,550)

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

TrueShares S&P Autocallable High Income ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity Contracts (Bullet Total Return Swaps)	Unrealized appreciation on bullet total return swap contracts	$3,840,674
Total		$3,840,674
Liability Derivatives
Equity Contracts (Bullet Total Return Swaps)	Unrealized depreciation on bullet total return swap contracts	$(68,166)
Total		$(68,166)

For the year/periods ended April 30, 2026, the effects of derivative instruments on each Fund’s Statement of Operations were as follows:

TrueShares ConVequity ETF
Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments – unaffiliated issuers and investments sold in-kind – unaffiliated issuers/Net change in unrealized appreciation/depreciation on investments – unaffiliated issuers	$(1,879,360)	$3,043,265
Equity Contracts (Written Options)	Net realized gain/(loss) on written options and written options/Net change in unrealized appreciation/depreciation on written options	(686,431)	1,398,701
Total		$(2,565,791)	$4,441,966

TrueShares Equity Hedge ETF
Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity Contracts (Bullet Total Return Swaps)	Net realized gain/(loss) on bullet total return swap contracts/Net change in unrealized appreciation/depreciation on bullet total return swap contracts	$(95,253)	$(202,664)
Total		$(95,253)	$(202,664)

TrueShares Quarterly Bear Hedge ETF
Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments – unaffiliated issuers and investments sold in-kind – unaffiliated issuers/Net change in unrealized appreciation/depreciation on investments – unaffiliated issuers	$(2,438,812)	$990,538
Total		$(2,438,812)	$990,538

TrueShares Quarterly Bull Hedge ETF
Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments – unaffiliated issuers and investments sold in-kind – unaffiliated issuers/Net change in unrealized appreciation/depreciation on investments – unaffiliated issuers	$(153,029)	$70,158
Total		$(153,029)	$70,158

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

TrueShares S&P Autocallable Defensive Income ETF
Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity Contracts (Bullet Total Return Swaps)	Net realized gain/(loss) on bullet total return swap contracts/Net change in unrealized appreciation/depreciation on bullet total return swap contracts	$(850,155)	$5,323,234
Total		$(850,155)	$5,323,234

TrueShares S&P Autocallable High Income ETF
Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity Contracts (Bullet Total Return Swaps)	Net realized gain/(loss) on bullet total return swap contracts/Net change in unrealized appreciation/depreciation on bullet total return swap contracts	$(120,907)	$3,772,508
Total		$(120,907)	$3,772,508

During the periods ended April 30, 2026, IDVZ, ONEH, PAYM, PAYH, and ONEZ held no purchased or written options.

The average monthly notional value of purchased option contracts for the PVEX, QBER, and QBUL were $42,509,715, $75,342,246 and $9,545,455, respectively, during the periods ended April 30, 2026. The average monthly notional value of written option contracts for PVEX was $14,283,916 for the period ended April 30, 2026.

The average monthly notional value of bullet total return swap contracts for ONEH, PAYM, and PAYH were $10,659,999, $63,838,288, and $10,991,107, respectively during the periods ended April 30, 2026.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

The bullet swap contracts are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. The following table presents, as of April 30, 2026, the gross and net derivative assets and liabilities that are netted on the statements of assets and liabilities or that are subject to master netting agreements. The tables also present information about the related collateral amounts.

				Gross Amounts Not Offset on the Statements of Assets and Liabilities
		Gross Amounts	Net Amount of
		Offset on the	Assets Presented
		Statements	on the Statements
	Gross Amounts of	of Assets and	of Assets and	Financial		Net Amount
	Recognized Assets	Liabilities	Liabilities	Instruments(a)	Cash Collateral(a)	Receivable(a)
Derivative Assets
TrueShares Equity Hedge ETF
Bullet Total Return Swaps	$62,730	$–	$62,730	$(62,730)	$–	$–
Total	$62,730	$–	$62,730	$(62,730)	$–	$–
TrueShares S&P Autocallable Defensive Income ETF
Bullet Total Return Swaps	$5,392,784	$–	$5,392,784	$(69,550)	$–	$5,323,234
Total	$5,392,784	$–	$5,392,784	$(69,550)	$–	$5,323,234
TrueShares S&P Autocallable
High Income ETF
Bullet Total Return Swaps	$3,840,674	$–	$3,840,674	$(68,166)	$–	$3,772,508
Total	$3,840,674	$–	$3,840,674	$(68,166)	$–	$3,772,508

				Gross Amounts Not Offset on the Statements of Assets and Liabilities
		Gross Amounts	Net Amount of
		Offset on the	Assets Presented
	Gross Amounts	Statements	on the Statements
	of Recognized	of Assets and	of Assets and	Financial		Net Amount
	Liabilities	Liabilities	Liabilities	Instruments(a)	Cash Collateral(a)	Payable(a)
Derivative Liabilities
TrueShares Equity Hedge ETF
Bullet Total Return Swaps	$265,394	$–	$265,394	$(62,730)	$–	$(202,664)
Total	$265,394	$–	$265,394	$(62,730)	$–	$(202,664)
TrueShares S&P Autocallable Defensive Income ETF
Bullet Total Return Swaps	$69,550	$–	$69,550	$(69,550)	$–	$–
Total	$69,550	$–	$69,550	$(69,550)	$–	$–
TrueShares S&P Autocallable High Income ETF
Bullet Total Return Swaps	$68,166	$–	$68,166	$(68,166)	$–	$–
Total	$68,166	$–	$68,166	$(68,166)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balances and accordingly, do not include excess collateral.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

Pursuant to the Investment Advisory Agreements, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Polen International Dividend Income ETF	0.75%
TrueShares ConVequity ETF	0.79%
TrueShares Equity Hedge ETF	0.79%
TrueShares Quarterly Bear Hedge ETF	0.79%
TrueShares Quarterly Bull Hedge ETF	0.79%
TrueShares S&P Autocallable Defensive Income ETF	0.74%
TrueShares S&P Autocallable High Income ETF	0.74%
TrueShares Seasonality Laddered Buffered ETF	0.19%

Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

Opal Capital LLC (the “IDVZ Sub-Adviser”), a Florida limited liability company, serves as sub-adviser to IDVZ. Pursuant to a Sub-Advisory Agreement between the Adviser and IDVZ Sub-Adviser, the Adviser is responsible for trading portfolio securities on behalf of IDVZ, including selecting broker-dealers to execute purchase and sale transactions and the IDVZ Sub-Adviser is responsible for security selection. The IDVZ Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, not IDVZ.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the year/periods ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Polen International Dividend Income ETF(a)	$37,060,210	$36,231,969	$39,103,458	$15,348,834
TrueShares ConVequity ETF(a)	66,586,870	19,096,862	2,785,601	272,840
TrueShares Equity Hedge ETF(b)	–	–	–	–
TrueShares Quarterly Bear Hedge ETF(a)	–	–	–	–
TrueShares Quarterly Bull Hedge ETF(a)	–	–	–	–
TrueShares S&P Autocallable Defensive Income ETF(c)	–	–	–	–
TrueShares S&P Autocallable High Income ETF(c)	–	–	–	–
TrueShares Seasonality Laddered Buffered ETF(a)	51,675,241	51,668,783	107,686,294	1,582,931

(a)	For the six months ended April 30, 2026.
(b)	For the period January 28, 2026 (commencement of operations) through April 30, 2026.
(c)	For the period December 29, 2025 (commencement of operations) through April 30, 2026.

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

		For the Period
		December 26, 2024
	For the Six Months	(Commencement of
	Ended	operations) through
Polen International Dividend Income ETF	April 30, 2026	October 31, 2025
Shares sold	1,270,000	4,010,000
Shares redeemed	(470,000)	(350,000)
Net increase in shares outstanding	800,000	3,660,000

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

		For the Period
		June 27, 2025
	For the Six Months	(Commencement of
	Ended	operations) through
TrueShares ConVequity ETF	April 30, 2026	October 31, 2025
Shares sold	1,760,000	120,000
Shares redeemed	(30,000)	(10,000)
Net increase in shares outstanding	1,730,000	110,000

		For the Period
		January 28, 2026
		(Commencement of
		operations) through
TrueShares Equity Hedge ETF		April 30, 2026
Shares sold		560,000
Shares redeemed		–
Net increase in shares outstanding		560,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Quarterly Bear Hedge ETF	April 30, 2026	October 31, 2025
Shares sold	1,110,000	7,140,000
Shares redeemed	(7,300,000)	(1,390,000)
Net increase/(decrease) in shares outstanding	(6,190,000)	5,750,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Quarterly Bull Hedge ETF	April 30, 2026	October 31, 2025
Shares sold	800,000	730,000
Shares redeemed	(220,000)	(2,210,000)
Net increase/(decrease) in shares outstanding	580,000	(1,480,000)

		For the Period
		December 29, 2025
		(Commencement of
		operations) through
TrueShares S&P Autocallable Defensive Income ETF		April 30, 2026
Shares sold		4,010,000
Shares redeemed		(10,000)
Net increase in shares outstanding		4,000,000

		For the Period
		December 29, 2025
		(Commencement of
		operations) through
TrueShares S&P Autocallable High Income ETF		April 30, 2026
Shares sold		1,200,000
Shares redeemed		–
Net increase in shares outstanding		1,200,000

		For the Period
		January 24, 2025
	For the Six Months	(Commencement of
	Ended	Operations)
TrueShares Seasonality Laddered Buffered ETF	April 30, 2026	October 31, 2025
Shares sold	4,030,000	4,700,000
Shares redeemed	(60,000)	(20,000)
Net increase in shares outstanding	3,970,000	4,680,000

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

The character of distributions paid on a tax basis during the period ended October 31, 2025 were as follows:

Ordinary
Fund	Income
Polen International Dividend Income ETF	$2,200,368
TrueShares ConVequity ETF	–
TrueShares Quarterly Bear Hedge ETF	1,450,341
TrueShares Quarterly Bull Hedge ETF	889,851
TrueShares Seasonality Laddered Buffered ETF	–

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at April 30, 2026 were as follows:

			Net
	Gross	Gross	Appreciation/		Cost of
	Appreciation	Depreciation	(Depreciation)	Net Unrealized	Investments for
	(excess of value	(excess of tax	of Derivatives and	Appreciation/	Income Tax
	over tax cost)(a)	cost over value)	Foreign Currency	(Depreciation)	Purposes(a)
Polen International Dividend Income ETF	$30,477,884	$(3,772,618)	$–	$26,705,266	$127,761,171
TrueShares ConVequity ETF	3,227,064	(220,086)	–	3,006,978	52,304,543
TrueShares Equity Hedge ETF	1,062	(103)	–	959	14,012,726
TrueShares Quarterly Bear Hedge ETF	891	(361,192)	–	(360,301)	62,371,400
TrueShares Quarterly Bull Hedge ETF	161,240	(2,750)	–	158,490	16,707,425
TrueShares S&P Autocallable Defensive Income ETF	4,562	(2,046)	–	2,516	96,866,169
TrueShares S&P Autocallable High Income ETF	1,476	(540)	–	936	26,987,135
TrueShares Seasonality Laddered Buffered ETF	10,864,770	(788,142)	–	10,076,628	222,488,162

(a)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales.

NOTE 8 - INVESTMENTS IN AFFILIATES

ONEZ uses a fund-of-funds approach and invests in certain securities that have the same Adviser as the Fund. As such, those securities are affiliates as defined in the Investment Company Act of 1940. Transactions during the period in those securities were as follows:

			Proceeds
			from		Change in		Capital Gain
	October 31,	Purchases at	Securities	Realized Net	Unrealized		Distributions	April 30,
Security	2025 Value	Cost	Sold	Gain/(Loss)	Appreciation/	Income	Received	2026 Value
TrueShares Quarterly Bear Hedge ETF	$12,917,624	$14,714,482	$(18,093,773)	$(204,849)	$72,433	$96,008	$–	$9,405,917
TrueShares Quarterly Bull Hedge ETF	5,342,470	15,250,222	(4,480,564)	(346,559)	(374,000)	755,185	–	15,391,569
TrueShares Structured Outcome (April) ETF	8,778,052	12,708,026	(3,749,233)	2,282	129,810	317,293	–	17,868,937
TrueShares Structured Outcome (August) ETF	9,003,322	9,420,067	(1,013,255)	16,250	93,241	313,095	–	17,519,625
TrueShares Structured Outcome (December) ETF	9,669,201	10,289,072	(2,819,754)	(5,243)	108,971	271,565	–	17,242,247
TrueShares Structured Outcome (February) ETF	9,928,447	9,704,016	(2,474,873)	4,735	60,896	289,491	–	17,223,221
TrueShares Structured Outcome (January) ETF	9,442,650	10,991,060	(3,544,058)	28,308	172,053	140,034	–	17,090,013
TrueShares Structured Outcome (July) ETF	10,115,939	10,447,159	(2,826,678)	(34,529)	(456,904)	977,359	–	17,284,987
TrueShares Structured Outcome (June) ETF	9,010,188	11,062,521	(2,547,045)	149	242,063	205,421	–	17,767,876
TrueShares Structured Outcome (March) ETF	9,237,119	11,367,514	(3,298,002)	(27,146)	84,577	305,148	–	17,364,062
TrueShares Structured Outcome (May) ETF	8,085,528	12,128,701	(3,521,510)	(12,783)	309,831	214,567	–	16,989,767
TrueShares Structured Outcome (November) ETF	7,854,490	10,789,251	(1,931,254)	(19,440)	87,588	281,927	–	16,780,635
TrueShares Structured Outcome (October) ETF	8,272,350	11,002,470	(2,397,401)	(66,193)	102,307	321,953	–	16,913,533
TrueShares Structured Outcome (September) ETF	8,518,899	9,486,974	(554,314)	14,299	241,728	188,008	–	17,707,586
TOTAL	$126,216,279	$159,361,535	$(53,251,714)	$(650,719)	$874,594	$4,677,054	$–	$232,549,975

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

NOTE 9 - INDEMNIFICATIONS

In the normal course of business, the Trust and/or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 10 - SUBSEQUENT EVENTS

On May 29, 2026, Polen International Dividend Income ETF paid a distribution of $0.12000 per share to shareholders of record on May 28, 2026.

On June 1, 2026, TrueShares S&P Autocallable Defensive Income ETF and TrueShares S&P Autocallable High Income ETF paid out distributions of $0.21283 and $0.36350 per share, respectively, to shareholders of records on May 29, 2026.

Effective May 29, 2026, the interim advisory agreement (the “Interim Agreement”) entered into by and between the Trust, on behalf of QBER, and the Adviser expired before shareholders of QBER approved a new advisory agreement (the “New Agreement”). In order to protect the interests of QBER shareholders and support the continued orderly operation of QBER, the Adviser entered into an agreement with the Trust, on behalf of QBER, pursuant to which the Adviser agreed to continue managing the assets of QBER for no compensation until the earliest of shareholder approval of the New Agreement, liquidation of QBER, or resignation of the Adviser. Effective June 17, 2026, shareholders of QBER approved the New Agreement. As a result, the agreement under which the Adviser continued to manage the assets of QBER for no compensation was terminated as of that date and the New Agreement became effective. Management is evaluating the impact to QBER’s financial statements as a result of the Adviser forfeiting any compensation for managing QBER.

On March 18, 2026, the Board of Trustees approved a Plan of Reorganization wherein net assets of Polen International Dividend Income ETF (the “Target Fund”) would be acquired by Polen International Dividend Income ETF, a series of RBB Fund Trust (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund of equal value, and the Target Fund would be liquidated and dissolved. Subject to shareholder approval of the reorganization, the Adviser will no longer serve as the Acquiring Fund’s investment adviser. The Target Fund’s sub-adviser, Opal Capital LLC, will serve as the Acquiring Fund’s investment adviser, and Polen Capital Management LLC will serve as the Acquiring Fund’s sub-adviser. A meeting of the shareholders of the Target Fund has been scheduled for July 24, 2026, to vote on approving the reorganization, which is anticipated to occur on or around August 17, 2026.

TrueShares ETFs

ADDITIONAL INFORMATION

April 30, 2026 (Unaudited)

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s websites at www.sec.gov or (ii) calling toll-free (877) 774-TRUE (8783). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at www.sec.gov, (ii) by calling (877) 774-TRUE (8783) or (iii) by visiting the Funds website at www.true-shares.com.

CLOUGH HEDGED EQUITY ETF (NYSE ARCA, INC.: CBLS)
CLOUGH SELECT EQUITY ETF (NYSE ARCA, INC.: CBSE)

Semi-Annual Financial Statements

April 30, 2026

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.32%
Consumer Discretionary - 7.98%
Carnival Corp.(a)	51,030	$1,352,805
Service Corp. Intl.(a)	18,521	1,500,757
Viking Holdings Ltd.(b)	16,970	1,390,013
		4,243,575

Consumer Staples - 2.67%
Curaleaf Holdings, Inc.(b)	403,720	1,421,094

Energy - 11.68%
Halliburton Co.(a)	36,308	1,535,828
SLB Ltd.(a)	27,606	1,570,229
Solaris Energy Infrastructure, Inc., Class A	19,790	1,461,294
Venture Global, Inc., Class A	123,618	1,640,411
		6,207,762

Financials - 4.08%
Federal Home Loan Mortgage Corp.(b)	152,510	1,082,821
Federal National Mortgage Association(b)	133,080	1,088,594
		2,171,415

Health Care - 7.88%
Krystal Biotech, Inc.(a)(b)	4,936	1,294,516
Oscar Health, Inc., Class A(b)	80,448	1,485,070
UnitedHealth Group, Inc.(a)	3,800	1,407,824
		4,187,410

Industrials - 12.90%
Amphenol Corp., Class A	9,719	1,431,317
GE Vernova, Inc.	1,180	1,278,483
Rollins, Inc.(a)	24,244	1,351,118
Sterling Infrastructure, Inc.(b)	2,730	1,407,642
Vertiv Holdings Co., Class A	4,240	1,392,798
		6,861,358

Technology - 27.84%
Corning, Inc.	8,680	1,425,603
KLA Corp.(a)	853	1,493,048
Lam Research Corp.(a)	5,872	1,514,154
Lumentum Holdings, Inc.(b)	1,840	1,660,269
Monolithic Power Systems, Inc.	1,038	1,675,758
Seagate Technology Holdings PLC	2,300	1,549,372
SiTime Corp.(b)	2,464	1,385,138
Strategy, Inc., Class A(b)	8,020	1,326,909
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	3,362	1,331,554
Western Digital Corp.(a)	3,320	1,442,606
		14,804,411
	Shares	Value
COMMON STOCKS - 85.32% (continued)
Utilities - 10.29%
Constellation Energy Corp.	4,625	$1,447,625
NRG Energy, Inc.	8,494	1,321,497
Oklo, Inc.(b)	19,420	1,407,950
X-Energy, Inc.(b)	40,700	1,291,411
		5,468,483

TOTAL COMMON STOCKS
(Cost $41,069,025)		45,365,508

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.84%
2x Long VIX Futures ETF(b)	184,670	976,904

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,053,007)		976,904

	Shares	Value
MONEY MARKET FUNDS - 11.88%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 3.540% (7-day yield)	6,315,473	6,315,473

TOTAL MONEY MARKET FUNDS
(Cost $6,315,473)		6,315,473

TOTAL INVESTMENTS - 99.04%
(Cost $48,437,505)		$52,657,885

Other Assets in Excess of Liabilities - 0.96%(c)		511,486

NET ASSETS - 100.00%		$53,169,371

SCHEDULE OF SECURITIES SOLD
SHORT	Shares	Value
COMMON STOCKS - (42.78)%
Communications - (2.19)%
Rogers Communications, Inc., Class B	(14,750)	(537,342)
Yelp, Inc.	(22,690)	(626,244)
		(1,163,586)

Consumer Discretionary - (4.52)%
Chipotle Mexican Grill, Inc., Class A	(17,494)	(594,621)
Darden Restaurants, Inc.	(3,140)	(629,758)
Deckers Outdoor Corp.	(5,640)	(576,408)
Signet Jewelers Ltd.	(6,733)	(599,439)
		(2,400,226)

See Notes to Financial Statements.

3

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS
April 30, 2026 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD
SHORT (continued)	Shares	Value
COMMON STOCKS - (42.78)% (continued)
Consumer Staples - (10.28)%
Anheuser-Busch InBev SA/NV - Sponsored ADR	(7,830)	$(591,556)
Campbell’s Co.	(29,943)	(622,515)
Church & Dwight Co, Inc.	(6,080)	(590,125)
Dollar Tree, Inc.	(6,040)	(586,544)
Five Below, Inc.	(2,780)	(655,135)
General Mills, Inc.	(17,838)	(629,860)
Helen of Troy Ltd.	(25,970)	(601,206)
Molson Coors Beverage Co., Class B	(14,267)	(609,772)
Ollie’s Bargain Outlet Holdings, Inc.	(6,718)	(581,174)
		(5,467,887)

Financials - (7.65)%
Affirm Holdings, Inc., Class A	(6,270)	(403,036)
Apollo Global Management, Inc.	(3,180)	(409,330)
Ares Management Corp., Class A	(3,560)	(417,944)
Blackstone, Inc.	(3,240)	(406,879)
Block, Inc.	(5,610)	(395,561)
Blue Owl Capital, Inc., Class A	(44,210)	(431,047)
Capital One Financial Corp.	(2,040)	(390,252)
Carlyle Group, Inc.	(8,270)	(414,079)
KKR & Co., Inc.	(3,900)	(406,926)
SoFi Technologies, Inc.	(24,340)	(391,874)
		(4,066,928)

Health Care - (4.89)%
HCA Healthcare, Inc.	(1,866)	(810,684)
Progyny, Inc.	(34,645)	(643,704)
Tenet Healthcare Corp.	(3,210)	(568,555)
US Physical Therapy, Inc.	(8,120)	(578,306)
		(2,601,249)

Industrials - (1.44)%
Aduro Clean Technologies, Inc.	(54,274)	(766,349)
SCHEDULE OF SECURITIES SOLD
SHORT (continued)	Shares	Value
COMMON STOCKS - (42.78)% (continued)
Technology - (11.81)%
Adobe, Inc.	(2,562)	$(630,508)
CoreWeave, Inc., Class A	(6,380)	(712,008)
Crowdstrike Holdings, Inc., Class A	(1,340)	(597,305)
Docusign, Inc., Class A	(13,664)	(628,407)
Oracle Corp.	(4,110)	(663,313)
Palantir Technologies, Inc., Class A	(4,210)	(585,653)
RingCentral, Inc.	(13,130)	(528,089)
Salesforce, Inc.	(3,439)	(607,087)
Wix.com Ltd.	(9,348)	(698,202)
Workday, Inc., Class C	(5,122)	(626,933)
		(6,277,505)

TOTAL COMMON STOCKS
(Proceeds $23,218,870)		(22,743,730)

TOTAL SECURITIES SOLD SHORT - (42.78%)
(Proceeds $23,218,870)		$(22,743,730)

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short. As of April 30, 2026, the aggregate value of those securities was $13,207,218, representing 24.84% of net assets.

(b)	Non-income producing security.

(c)	Includes cash which is being held as collateral for securities sold short.

Investment Abbreviations:

ADR - American Depositary Receipt

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

For compliance purposes, the ETF’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Financial Statements.

4

Clough Select Equity ETF

SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.82%
Consumer Discretionary - 9.95%
Carnival Corp.	45,019	$1,193,454
indie Semiconductor, Inc., Class A(a)	283,690	1,279,442
Service Corp. Intl.	13,346	1,081,426
Viking Holdings Ltd.(a)	14,741	1,207,435
		4,761,757

Consumer Staples - 2.10%
Curaleaf Holdings, Inc.(a)	285,190	1,003,869

Energy - 14.99%
Halliburton Co.	32,932	1,393,024
Sable Offshore Corp.(a)	115,850	1,662,447
SLB Ltd.	24,420	1,389,010
Solaris Energy Infrastructure, Inc., Class A	17,460	1,289,246
Venture Global, Inc., Class A	108,515	1,439,994
		7,173,721

Financials - 4.00%
Federal Home Loan Mortgage Corp.(a)	134,540	955,234
Federal National Mortgage Association(a)	117,400	960,332
		1,915,566

Health Care - 5.20%
Krystal Biotech, Inc.(a)	4,406	1,155,517
Oscar Health, Inc., Class A(a)	72,369	1,335,932
		2,491,449

Industrials - 19.17%
Amphenol Corp., Class A	7,939	1,169,177
GE Vernova, Inc.	1,040	1,126,798
nVent Electric PLC	9,616	1,374,126
PureCycle Technologies, Inc.(a)	211,675	1,583,329
Quanta Services, Inc.	1,999	1,454,812
Sterling Infrastructure, Inc.(a)	2,400	1,237,488
Vertiv Holdings Co., Class A	3,740	1,228,553
		9,174,283
	Shares	Value
COMMON STOCKS - 96.82% (continued)
Technology - 31.57%
Corning, Inc.	7,670	$1,259,721
KLA Corp.	743	1,300,510
Lam Research Corp.	5,131	1,323,080
Lumentum Holdings, Inc.(a)	1,595	1,439,200
Monolithic Power Systems, Inc.	966	1,559,520
Planet Labs PBC(a)	34,810	1,286,926
Seagate Technology Holdings PLC	2,470	1,663,891
SiTime Corp.(a)	2,478	1,393,008
Strategy, Inc., Class A(a)	7,070	1,169,731
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	2,947	1,167,189
Western Digital Corp.	3,560	1,546,891
		15,109,667

Utilities - 9.84%
Constellation Energy Corp.	3,765	1,178,445
NRG Energy, Inc.	7,430	1,155,960
Oklo, Inc.(a)	17,130	1,241,925
X-Energy, Inc.(a)	35,810	1,136,251
		4,712,581

TOTAL COMMON STOCKS
(Cost $40,926,302)		46,342,893

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.82%
2x Long VIX Futures ETF(a)	164,550	870,469

TOTAL EXCHANGE-TRADED FUNDS
(Cost $938,280)		870,469

	Shares	Value
MONEY MARKET FUNDS - 1.64%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 3.540% (7-day yield)	787,110	787,110

TOTAL MONEY MARKET FUNDS
(Cost $787,110)		787,110

TOTAL INVESTMENTS - 100.28%
(Cost $42,651,692)		$48,000,472

Liabilities in Excess of Other Assets - (0.28)%		(134,418)

NET ASSETS - 100.00%		$47,866,054

(a)	Non-income producing security.

See Notes to Financial Statements.

5

Clough Select Equity ETF

SCHEDULE OF INVESTMENTS
April 30, 2026 (Continued) (Unaudited)

Investment Abbreviations:

ADR - American Depositary Receipt

Ltd. – Limited

PBC - Public Benefit Corporation

PLC - Public Limited Company

For compliance purposes, the ETF’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Financial Statements.

6

Clough Capital ETFs

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

	Clough Hedged	Clough Select
	Equity ETF	Equity ETF

ASSETS:
Investments, at value	$52,657,885	$48,000,472
Cash	–	192,069
Deposit with broker for securities sold short	23,443,891	–
Dividends receivable	24,821	17,238
Total Assets	76,126,597	48,209,779
LIABILITIES:
Securities sold short, at value	22,743,730	–
Payable for investments purchased	136,104	312,445
Dividends payable - short sales	19,934	–
Accrued investment advisory fee	57,458	31,280
Total Liabilities	22,957,226	343,725
NET ASSETS	$53,169,371	$47,866,054

COMPOSITION OF NET ASSETS:
Paid in capital	$48,923,400	$40,321,150
Distributable earnings	4,245,971	7,544,904
NET ASSETS	$53,169,371	$47,866,054

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,690,000	1,030,000
Net asset value, price per share	$31.46	$46.47

Investments, at cost	$48,437,505	$42,651,692
Proceeds of securities sold short	23,218,870	–

See Notes to Financial Statements.

 7

Clough Capital ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

	Clough Hedged	Clough Select
	Equity ETF	Equity ETF
INVESTMENT INCOME:
Dividends*	$232,713	$167,191
Interest on deposits with broker	249,474	–
Total Income	482,187	167,191
EXPENSES:
Investment advisory fee	308,509	168,812
Dividend expense - short sales	119,765	–
Total Expenses	428,274	168,812
NET INVESTMENT INCOME/(LOSS)	53,913	(1,621)
Net realized gain/(loss) on:
Investment securities	978,120	(758,966)
Securities sold short	(386,621)	–
Investments sold in-kind	3,090,786	3,943,904
Net Realized Gain	3,682,285	3,184,938
Net change in unrealized appreciation/depreciation on:
Investment securities	1,928,240	3,189,431
Securities sold short	(173,094)	–
Net Change In Unrealized Appreciation/Depreciation	1,755,146	3,189,431
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,437,431	6,374,369
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,491,344	$6,372,748
*Foreign taxes withheld on dividends	$4,491	$5,049

See Notes to Financial Statements.

 8

Clough Hedged Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	April 30, 2026	October 31,
	(Unaudited)	2025(a)
OPERATIONS
Net investment income	$53,913	$338,625
Net realized gain	3,682,285	3,837,079
Net change in unrealized appreciation/depreciation	1,755,146	703,487
Net increase in net assets resulting from operations	5,491,344	4,879,191

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(390,213)	(294,372)
Net decrease in net assets for distributions	(390,213)	(294,372)

BENEFICIAL INTEREST TRANSACTIONS
Shares sold	17,803,519	25,206,925
Shares redeemed	(11,126,133)	(23,456,589)
Net increase in net assets derived from beneficial interest transactions	6,677,386	1,750,336
Net increase in net assets	11,778,517	6,335,155

NET ASSETS
Beginning of period	41,390,854	35,055,699
End of period	$53,169,371	$41,390,854

(a)	The ETF acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

 9

Clough Select Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	April 30, 2026	October 31,
	(Unaudited)	2025(a)
OPERATIONS
Net investment income/(loss)	$(1,621)	$37,967
Net realized gain	3,184,938	6,098,953
Net change in unrealized appreciation/depreciation	3,189,431	354,034
Net increase in net assets resulting from operations	6,372,748	6,490,954

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(129,571)	(79,339)
Net decrease in net assets for distributions	(129,571)	(79,339)

BENEFICIAL INTEREST TRANSACTIONS
Shares sold	17,899,040	27,659,007
Shares redeemed	(10,151,730)	(19,155,788)
Net increase in net assets derived from beneficial interest transactions	7,747,310	8,503,219
Net increase in net assets	13,990,487	14,914,834

NET ASSETS
Beginning of period	33,875,567	18,960,733
End of period	$47,866,054	$33,875,567

(a)	The ETF acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

 10

Clough Hedged Equity ETF

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$5,491,344
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(199,625,193)
Net purchases of short-term investment securities	(5,567,965)
Proceeds from disposition of investment securities	194,791,199
Proceeds from securities sold short transactions	105,996,070
Cover securities sold short transactions	(99,890,808)
Net realized (gain)/loss on:
Investments	(978,120)
Securities sold short	386,621
Investments sold in-kind	(3,090,786)
Net change in unrealized appreciation/depreciation on:
Investments	(1,928,240)
Securities sold short	173,094
(Increase)/Decrease in assets:
Dividends receivable	1,802
Increase/(Decrease) in liabilities:
Accrued investment advisory fee	7,795
Dividends payable - short sales	19,934
Net Cash Used in Operating Activities	(4,213,253)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold	9,850,945
Shares redeemed	287,082
Cash distributions paid	(390,213)
Net Cash Provided by Financing Activities	9,747,814

Net increase in cash and restricted cash	5,534,561
Cash and restricted cash, beginning balance	17,909,330
Cash and restricted cash, ending balance	$23,443,891

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Purchase of investment securities and proceeds from shares sold in-kind	$7,952,574
Sales of investment securities and payment on shares redeemed in-kind	11,413,215

RECONCILIAITION OF BEGINNING BALANCE OF RESTRICTED AND UNRESTRICTED CASH TO STATEMENT OF ASSETS AND LIABILITIES
Cash	$79,570
Deposits with broker for securities sold short	17,829,760

RECONCILIAITION OF ENDING BALANCE OF RESTRICTED AND UNRESTRICTED CASH TO STATEMENT OF ASSETS AND LIABILITIES
Deposits with broker for securities sold short	$23,443,891

See Notes to Financial Statements.

 11

Clough Hedged Equity ETF

FINANCIAL HIGHLIGHTS

	For the Six
	Months		For the Year		For the Year		For the Year		For the Year	For the Period
	Ended		Ended		Ended		Ended		Ended	Ended
	April 30, 2026		October 31,		October 31,		October 31,		October 31,	October 31,
	(Unaudited)		2025(a)		2024(a)		2023(a)		2022(a)	2021(a)(b)
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$28.35		$25.22		$18.80		$23.34		$26.21	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	0.03		0.22		0.26		0.04		(0.41)	(0.39)
Net realized and unrealized gain/(loss) on investments	3.33		3.10		6.25		(4.58)		(2.46)	6.60
Total from Investment Operations	3.36		3.32		6.51		(4.54)		(2.87)	6.21

DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.19)		(0.09)		–		–	–
Total Distributions	(0.25)		(0.19)		(0.09)		–		–	–

Net Increase/(Decrease) in net asset value	3.11		3.13		6.42		(4.54)		(2.87)	6.21
Net Asset Value - End of Period	$31.46		$28.35		$25.22		$18.80		$23.34	$26.21

Total Return - Net Asset Value(d)	11.95%		13.21%		34.77%		(19.46%)		(10.95%)	31.06%

RATIOS AND SUPPLEMENTAL DATA:(e)
Net Assets, end of period (000s)	$53,169		$41,391		$35,056		$6,767		$5,602	$7,863
Total expense ratio	1.87	%(f)	1.89%		1.94%		2.93%		2.48%	2.14	%(f)
Ratio of dividends, interest and borrowing expense on securities sold short	0.52	%(f)	0.54%		0.54%		1.23%		0.78%	0.44	%(f)
Expense ratio excluding dividends, interest, and borrowing expense on securities sold short	1.35	%(f)	1.35%		1.40	%(g)	1.70%		1.70%	1.70	%(f)
Ratio of net investment income/(loss)	0.24	%(f)	0.80%		1.08%		0.19%		(1.80%)	(1.58	%)(f)
Portfolio turnover rate(h)(i)	456%		719	%(j)	509%		784	%(j)	379%	160%

(a)	The ETF acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

(b)	The Predecessor ETF commenced operations on November 12, 2020.

(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the ETF invests as represented on the Schedule of Investments.

(f)	Annualized.

(g)	Effective February 29, 2024, the Predecessor ETF’s advisory fee was reduced from 1.70% of the Predecessor ETF’s average daily net assets to 1.35% of the Predecessor ETF’s average daily net assets.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	The change in portfolio turnover is related to the trade activity executed during the ETF’s and Predecessor ETF’s fiscal years.

See Notes to Financial Statements.

 12

Clough Select Equity ETF

FINANCIAL HIGHLIGHTS

	For the Six
	Months		For the Year		For the Year	For the Year		For the Year	For the Period
	Ended		Ended		Ended	Ended		Ended	Ended
	April 30, 2026		October 31,		October 31,	October 31,		October 31,	October 31,
	(Unaudited)		2025(a)		2024(a)	2023(a)		2022(a)	2021(a)(b)
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$40.33		$31.08		$21.14	$23.94		$29.54	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	(0.00	)(d)	0.05		0.16	0.17		(0.05)	(0.07)
Net realized and unrealized gain/(loss) on investments	6.28		9.32		10.16	(2.86)		(5.55)	9.61
Total from Investment Operations	6.28		9.37		10.32	(2.69)		(5.60)	9.54

DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.12)		(0.38)	(0.11)		–	–
Total Distributions	(0.14)		(0.12)		(0.38)	(0.11)		–	–

Net Increase/(Decrease) in net asset value	6.14		9.25		9.94	(2.80)		(5.60)	9.54
Net Asset Value - End of Period	$46.47		$40.33		$31.08	$21.14		$23.94	$29.54

Total Return - Net Asset Value(e)	15.60%		30.15%		49.28%	(11.25%)		(18.97%)	47.72%

RATIOS AND SUPPLEMENTAL DATA:(f)
Net Assets, end of period (000s)	$47,866		$33,876		$18,961	$5,496		$6,465	$10,045
Total expense ratio	0.85	%(g)	0.85%		0.85%	0.85%		0.85%	0.85	%(g)
Ratio of net investment income/(loss)	(0.01	%)(g)	0.15%		0.56%	0.74%		(0.20%)	(0.25	%)(g)
Portfolio turnover rate(h)(i)	532%		767	%(j)	428%	465	%(j)	222%	105%

(a)	The ETF acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

(b)	The Predecessor ETF commenced operations on November 12, 2020.

(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(d)	Amount represents less than $0.005 per common share.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	The ratios exclude the impact of expenses of the underlying funds in which the ETF invests as represented on the Schedule of Investments.

(g)	Annualized.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	The change in portfolio turnover is related to the trade activity executed during the ETF’s and Predecessor ETF’s fiscal years.

See Notes to Financial Statements.

 13

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, Clough Hedged Equity ETF (“CBLS”) and Clough Select Equity ETF (“CBSE”) (each an “ETF” and collectively the “ETFs”). Each ETF is diversified within the meaning of the 1940 Act.

The ETFs both commenced operations on November 11, 2020, as series of Listed Funds Trust (the “Predecessor ETFs”). On October 21, 2024, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor ETF were acquired by its respective ETF. In connection with this acquisition, as of the close of business on January 17, 2025, shares of each Predecessor ETF were exchanged for an equivalent number of shares of the corresponding ETF. CBLS’s and CBSE’s net assets of $45,438,437 and $23,422,377, respectively, net asset value (“NAV”) per share of $28.05 and $35.49, respectively, shares outstanding of 1,620,000 and 660,000, respectively, net unrealized appreciation/depreciation of $3,900,718 and $2,221,576, respectively, and the results of operations of the ETFs were unchanged from that of the Predecessor ETFs as a result of the reorganization. The Predecessor ETFs had investment objectives that were, in all material respects, the same as those of the ETFs as described below. The ETFs are a continuation of the Predecessor ETFs, and therefore, the performance and financial history of the Predecessor ETFs have been adopted by the ETFs and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETFs, which ceased operations as of the date of the reorganization.

CBLS seeks long-term capital appreciation while minimizing volatility as its investment objective. CBLS is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (“Clough Capital” or the “Adviser”), the ETF’s investment adviser, believes have above-average financial characteristics, are undervalued, or have growth potential, and by taking short positions in securities the Adviser believes will decline in price. The ETF will generally have net long exposure of between 30%-70% of net assets. CBSE seeks capital appreciation and lower volatility than the broader market as its investment objective. CBSE is an actively managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes have above-average financial characteristics, are undervalued, or have growth potential.

The ETFs currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc. (the “Exchange”).

The ETFs adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of an ETF that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the ETFs’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio Manager acts as the ETFs’ CODM. The financial information provided to and reviewed by the CODM is presented within the ETFs’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the ETFs in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. Each ETF is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies, including FASB Accounting Standard update 2013-08.

During the period ended April 30, 2026, the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”).The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the period.

Portfolio Valuation: The net asset value (“NAV”) per share of each ETF is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the ETF at times when the ETFs are not open for business. As a result, each ETF’s NAV may change at times when it is not possible to purchase or sell shares of that ETF.

Securities and securities sold short, held by each ETF, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the ETFs price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation designee.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each ETF’s portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that an ETF reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that an ETF could actually receive on a sale of the security.

14

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the ETF’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the ETFs have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the ETFs’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the ETFs’ investments in the fair value hierarchy as of April 30, 2026:

Clough Hedged Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$45,365,508	$–	$–	$45,365,508
Exchange-Traded Funds	976,904	–	–	976,904
Money Market Funds	6,315,473	–	–	6,315,473
Total	$52,657,885	$–	$–	$52,657,885
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(22,743,730)	–	–	(22,743,730)
Total	$(22,743,730)	$–	$–	$(22,743,730)

Clough Select Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$46,342,893	$–	$–	$46,342,893
Exchange-Traded Funds	870,469	–	–	870,469
Money Market Funds	787,110	–	–	787,110
Total	$48,000,472	$–	$–	$48,000,472

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Foreign Securities: Each ETF may invest a portion of its assets in foreign securities. In the event that an ETF executes a foreign security transaction, the ETF will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each ETF are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the ETFs do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each ETF may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to an ETF include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds: Each ETF may invest in exchange traded funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses.

Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

15

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the ETF. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the ETFs are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the ETF’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: Each ETF intends to pay out dividends in cash, if any, and distribute any net realized capital gains to its shareholders at least annually.

Federal Income Tax: For federal income tax purposes, each ETF intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of the ETFs’ earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each ETF, timing differences and differing characterization of distributions made by each ETF as a whole.

As of and during the six months ended April 30, 2026, the ETFs did not have liabilities for any unrecognized tax benefits. The ETFs recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of April 30, 2026, there were no interest or penalties incurred by the ETFs. The ETFs file U.S. federal, state, and local tax returns as required. The ETFs’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

Short Sales: CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a fund must borrow the instrument to make delivery to the buyer. A fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a fund. Until the instrument is replaced, a fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, a fund also may be required to pay fees, which is shown as an expense for financial reporting purposes.

A fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the Statements of Operations.

Until a fund replaces a borrowed instrument in connection with a short sale, a fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a fund’s records will be marked to market daily. This may limit a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a fund is unable to borrow the same instrument from another lender. If that occurs, a fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a fund holds in long positions will decline at the same time that the market value of the instruments a fund has sold short increases, thereby increasing a fund’s potential volatility. Short sales also involve other costs. A fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a fund may be required to pay in connection with the short sale.

As of April 30, 2026, CBLS had cash on deposit with broker for securities sold short of $23,443,891 and securities held as collateral in the amount of $13,207,218.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to the Investment Advisory Agreement, each ETF pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 1.35% of CBLS’s average daily net assets and at an annual rate of 0.85% of CBSE’s average daily net assets. Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the ETFs, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the ETFs to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by an ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

16

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the ETFs’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the ETFs with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the ETFs and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the ETFs’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions were as follows:

Fund	Purchases	Sales
Clough Hedged Equity ETF	$198,298,797	$194,790,634
Clough Select Equity ETF	183,157,968	171,722,987

For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Clough Hedged Equity ETF	$7,952,574	$11,413,215
Clough Select Equity ETF	7,172,066	11,005,804

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the ETFs only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the ETF on the transaction date. The ETF may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations. Beneficial interest transactions reflect the tax free reorganization from the Predecessor ETF’s shares outstanding on January 17, 2025.

Beneficial Interest transactions were as follows:

	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Clough Hedged Equity ETF
Shares sold	600,000	900,000
Shares redeemed	(370,000)	(830,000)
Net increase in shares outstanding	230,000	70,000
Clough Select Equity ETF
Shares sold	420,000	730,000
Shares redeemed	(230,000)	(500,000)
Net increase in shares outstanding	190,000	230,000

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026.

The tax character of distributions paid for the year ended October 31, 2025 were as follows:

Fund	Ordinary Income
Clough Hedged Equity ETF	$294,372
Clough Select Equity ETF	79,339

17

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued) (Unaudited)

The amount of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at April 30, 2026 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)(b)	Gross Depreciation (excess of tax cost over value)(a)(b)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(b)
Clough Hedged Equity ETF	$4,656,018	$(1,470,001)	$–	$3,186,017	$49,471,868
Clough Select Equity ETF	5,714,475	(632,529)	–	5,081,946	42,918,526

(a)	Includes appreciation/(depreciation) on securities sold short.

(b)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale loss deferrals.

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust and/or ETFs enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The ETFs’ maximum exposure under these arrangements is unknown, however, the ETFs expect the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

18

Clough Capital ETFs

ADDITIONAL INFORMATION

April 30, 2026 (Unaudited)

PROXY VOTING

The policies and procedures used by the ETFs to determine how to vote proxies relating to portfolio securities held by the ETFs are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free 1-855-393-0559. Information regarding how the ETFs voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at www.sec.gov; (ii) by calling toll-free 1-855-393-0559; or (iii) by visiting the ETFs’ website at www.cloughcapital.com/etfs.

19

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of the TrueShares Quarterly Bull Hedge ETF (“QBUL”) was held on April 24, 2026, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve a new investment advisory agreement by and between the Elevation Series Trust (“EST”) and TrueMark Investments, LLC (the “New Advisory Agreement”), the investment adviser to QBUL, a series of EST;

	# of Votes	% of Votes
QBUL
Vote For	244,407	98.60%
Vote Against	1,327	0.54%
Abstain	2,145	0.87%
TOTAL	247,879	55.08%

A special meeting of shareholders of the TrueShares Quarterly Bear Hedge ETF (“QBER”) was initially convened on April 24, 2026, adjourned, and reconvened on May 29, 2026. The meeting was subsequently adjourned and reconvened on June 17, 2026, the results of votes taken among the shareholders on the proposal before them are reported below.

Proposal 1:

To approve a new investment advisory agreement by and between the Elevation Series Trust (“EST”) and TrueMark Investments, LLC (the “New Advisory Agreement”), the investment adviser to QBER, a series of EST;

	# of Votes	% of Votes
QBER
Vote For	1,549,020	92.79%
Vote Against	19,185	1.15%
Abstain	101,149	6.06%
TOTAL	1,669,354	50.28%

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

TrueShares Equity Hedge ETF (“ONEH”) Advisory Agreement Approval

At a meeting held on December 10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and TrueMark Investments, LLC (“TMI”) on behalf of TrueShares Equity Hedge ETF (“ONEH” or the “Fund”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

ONEH Advisory Agreement

Nature, Extent, and Quality of Services. The Trustees considered the scope of services to be provided under the TMI Advisory Agreement, noting that TMI would provide a full range of services to ONEH including, but not limited to, portfolio management, management of vendor relationships, interactions with the Trust, as well as portfolio compliance and trading. The Board acknowledged that the services to be provided under the TMI Advisory Agreement were substantially identical to those provided by TMI under advisory agreements for other funds in the Trust. The Board noted the depth of TMI’s management of other registered funds, including a suite of 25 ETFs listed on the NYSE, Cboe and NASDAQ exchanges, and that TMI managed over $1.25 billion of total assets. The Board reviewed TMI’s best execution practices and its process for evaluating broker-dealers to ensure best execution. In examining the nature, extent and quality of the investment advisory services to be provided by TMI, the Trustees considered the qualifications, experience and capabilities of TMI’s management team and other personnel.

The Board noted that it had received TMI’s written responses to a detailed series of questions, which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by TMI. The Board considered the potential impact of the change in control of TMI (the “Transaction”), discussed at prior meetings, on the services to be provided by TMI, noting, based on representations from management and information provided by legal counsel, the impact of the Transaction on TMI’s financial condition, operational capabilities, and investment expertise, and how these factors were expected to reinforce the extent and quality of services available to the Fund. The Board concluded that the nature and extent of the services to be provided by TMI as the investment adviser to ONEH would be of high quality, appropriate and sufficient to support the approval of the TMI Advisory Agreement.

Performance. The Board noted that since the Fund had not yet commenced operations, no performance information was available. The Board acknowledged that the proposed investment strategy for ONEH was primarily an equity hedge and therefore would generally underperform the S&P 500 during periods of positive returns. The Board also reviewed the performance of the other funds for which TMI served as adviser. Based on the foregoing, Trustees concluded that TMI could be expected to provide reasonable returns consistent with ONEH’s stated objective and strategy.

Fees and Expenses. The Board reviewed the management fee payable for ONEH under the TMI Advisory Agreement, noting that it was proposed as a “unitary fee” under which TMI would pay all expenses of the Fund except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of the Fund's unitary management fee to the total expense ratio of the respective FUSE Peer Group was appropriate.

The Board observed that ONEH’s proposed management fees were equal to the FUSE Peer Group average, slightly higher than the median, and well within the range of reasonable fees of the FUSE Peer Group. Finally, the Board observed that ONEH’s proposed management fees were similar to other ETFs, managed by TMI, under the Trust. The Board agreed that the fees appeared commensurate with the expertise required to implement ONEH’s strategy. The Board concluded that the proposed unitary management fees for ONEH was not unreasonable.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by TMI from its relationship with ONEH and reviewed an analysis of TMI’s projected profitability with respect to the work to be completed for ONEH. In their discussion, the Board considered the range of what might reasonably be believed to be a fair entrepreneurial profit. The Board discussed TMI’s method of allocating certain expenses and the range of estimated profits when using the various methods of allocating expenses that were common practice in the industry. Overall, the Board concluded that the profit estimates represented a fair entrepreneurial profit. The Board also noted that, because ONEH had not yet commenced operations, the impact of economies of scale could not be presently assessed. The Trustees agreed that, should assets of ONEH grow and create opportunities for breakpoints in the future, it would revisit this issue at that time.

Conclusion. The Trustees, including a majority of the Independent Trustees, concluded, based on their consideration of the foregoing and their evaluation of all information reviewed by the Trustees, that approval of the TMI Advisory Agreement was in the best interests of ONEH and their future shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.
(a)(2)	Not applicable to this semi-annual filing.
(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.
(a)(4)	Not applicable to open-end investment companies.
(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.
(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	July 7, 2026

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	July 7, 2026